UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-3329

Variable Insurance Products Fund

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2016

This report on Form N-Q relates solely to the Registrant’s VIP Floating Rate High Income Portfolio, VIP Growth Portfolio, VIP High Income Portfolio, VIP Overseas Portfolio and VIP Value Portfolio series (each, a “Fund” and collectively, the “Funds”).

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Floating Rate High Income Portfolio

March 31, 2016

VIPFHI-QTLY-0516
1.9859335.101

Investments March 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Bank Loan Obligations - 87.1%(a)
	Principal Amount	Value
Aerospace - 1.2%
Gemini HDPE LLC Tranche B, term loan 4.75% 8/7/21 (b)	$492,507	$485,735
TransDigm, Inc.:
Tranche D, term loan 3.75% 6/4/21 (b)	456,863	449,845
Tranche E, term loan 3.5% 5/14/22 (b)	373,207	367,142

TOTAL AEROSPACE		1,302,722

Automotive & Auto Parts - 0.6%
North American Lifting Holdings, Inc.:
Tranche 1LN, term loan 5.5% 11/27/20 (b)	239,641	176,136
Tranche 2LN, term loan 10% 11/27/21 (b)	500,000	353,750
The Gates Corp. Tranche B 1LN, term loan 4.25% 7/3/21 (b)	122,217	115,114

TOTAL AUTOMOTIVE & AUTO PARTS		645,000

Broadcasting - 0.8%
Clear Channel Communications, Inc. Tranche D, term loan 7.1829% 1/30/19 (b)	500,000	346,250
ION Media Networks, Inc. Tranche B, term loan 4.75% 12/18/20 (b)	493,750	490,047

TOTAL BROADCASTING		836,297

Building Materials - 1.3%
Builders FirstSource, Inc. Tranche 1LN, term loan 6% 7/31/22 (b)	273,740	271,459
GCP Applied Technologies, Inc. Tranche B, term loan 5.25% 2/3/22 (b)	125,000	125,000
GYP Holdings III Corp. Tranche 1LN, term loan 4.75% 4/1/21 (b)	247,481	233,174
Jeld-Wen, Inc. Tranche B, term loan 4.75% 7/1/22 (b)	124,375	123,909
LBM Borrower LLC Tranche B 1LN, term loan 6.25% 8/20/22 (b)	248,750	237,141
Ls Deco LLC Tranche B, term loan 5.5% 5/21/22 (b)	244,063	243,452
Nortek, Inc. Tranche B, term loan 3.5% 10/30/20 (b)	248,114	240,465

TOTAL BUILDING MATERIALS		1,474,600

Cable/Satellite TV - 3.2%
Charter Communications Operating LLC:
Tranche E, term loan 3% 7/1/20 (b)	489,924	487,396
Tranche I, term loan 3.5% 1/24/23 (b)	625,000	625,175
CSC Holdings LLC Tranche B, term loan 5% 10/9/22 (b)	500,000	499,920
Liberty Cablevision of Puerto Rico:
Tranche 1LN, term loan 4.5% 1/7/22 (b)	250,000	238,125
Tranche 2LN, term loan 7.75% 7/7/23 (b)	240,000	222,000
Numericable LLC:
Tranche B 1LN, term loan 4.5% 5/8/20 (b)	187,492	185,923
Tranche B 2LN, term loan 4.5% 5/8/20 (b)	162,205	160,847
Tranche B 6LN, term loan 4.75% 2/10/23 (b)	500,000	495,470
Virgin Media Investment Holdings Ltd. Tranche B, term loan 3.5% 6/30/23 (b)	504,991	500,385
Zayo Group LLC Tranche B 2LN, term loan 4.5% 5/6/21 (b)	79,800	79,980

TOTAL CABLE/SATELLITE TV		3,495,221

Capital Goods - 0.6%
Onex Wizard U.S. Acquisition, Inc. Tranche B, term loan 4.25% 3/13/22 (b)	440,860	438,934
SRAM LLC. Tranche B, term loan 4.0124% 4/10/20 (b)	225,161	186,321

TOTAL CAPITAL GOODS		625,255

Chemicals - 2.5%
A. Schulman, Inc. Tranche B, term loan 4% 6/1/22 (b)	193,538	188,699
Chromaflo Technologies Corp. Tranche B 1LN, term loan 4.5% 12/2/19 (b)	121,839	116,052
Hilex Poly Co. LLC Tranche B 1LN, term loan 6% 12/5/21 (b)	495,000	493,144
Kraton Polymers LLC Tranche B, term loan 6% 1/6/22 (b)	125,000	117,719
MacDermid, Inc.:
Tranche B 1LN, term loan 5.5% 6/7/20 (b)	99,744	96,159
Tranche B 2LN, term loan 5.5% 6/7/20 (b)	246,875	238,081
Tranche B 3LN, term loan 5.5% 6/7/20 (b)	124,375	120,007
OCI Beaumont, LLC Tranche B 3LN, term loan 7.75% 8/20/19 (b)	248,104	249,344
Orion Engineered Carbons GMBH Tranche B, term loan 5% 7/25/21 (b)	454,797	455,084
Royal Holdings, Inc. Tranche B 2LN, term loan 8.5% 6/19/23 (b)	100,000	94,333
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. Tranche B 1LN, term loan 4.25% 11/5/21 (b)	168,725	167,618
Tronox Pigments (Netherlands) B.V. Tranche B, term loan 4.5% 3/19/20 (b)	258,010	238,143
Univar, Inc. Tranche B, term loan 4.25% 7/1/22 (b)	134,325	132,227

TOTAL CHEMICALS		2,706,610

Consumer Products - 1.0%
At Home Holding III, Inc. Tranche B 1LN, term loan 5% 6/3/22 (b)	124,063	119,100
Hercules Achievement, Inc. Tranche B, term loan 5% 12/11/21 (b)	740,625	737,848
Kate Spade & Co. Tranche B, term loan 4% 4/10/21 (b)	246,867	243,164

TOTAL CONSUMER PRODUCTS		1,100,112

Containers - 5.0%
Anchor Glass Container Corp. Tranche B, term loan 4.25% 7/1/22 (b)	430,323	428,352
Ardagh Holdings U.S.A., Inc. Tranche B, term loan 4% 12/17/19 (b)	243,149	242,743
Berlin Packaging, LLC:
Tranche 2LN, term loan 7.75% 10/1/22 (b)	250,000	225,000
Tranche B 1LN, term loan 4.5316% 10/1/21 (b)	492,697	487,361
Berry Plastics Corp.:
Tranche E, term loan 3.75% 1/6/21 (b)	859,167	855,653
Tranche F, term loan 4% 10/1/22 (b)	347,277	347,103
BWAY Holding Co. Tranche B, term loan 5.5038% 8/14/20 (b)	810,563	782,598
Charter NEX U.S. Holdings, Inc. Tranche B 1LN, term loan 5.25% 2/5/22 (b)	238,866	236,477
Consolidated Container Co. Tranche 2LN, term loan 7.75% 1/3/20 (b)	750,000	573,750
Hostess Brands LLC:
Tranche B 1LN, term loan 4.5% 8/3/22 (b)	119,400	119,400
Tranche B 2LN, term loan 8.5% 8/3/23 (b)	15,000	14,325
Owens-Brockway Glass Container, Inc. Tranche B, term loan 3.5% 9/1/22 (b)	370,313	370,313
Reynolds Consumer Products Holdings, Inc. Tranche B, term loan 4.5% 12/1/18 (b)	500,000	500,000
Signode Packaging Systems, Inc. Tranche B, term loan 3.75% 5/1/21 (b)	133,699	129,688
Tekni-Plex, Inc. Tranche 2LN, term loan 8.75% 6/1/23 (b)	125,000	115,000

TOTAL CONTAINERS		5,427,763

Diversified Financial Services - 2.0%
AlixPartners LLP Tranche B, term loan 4.5% 7/28/22 (b)	233,825	233,182
Assuredpartners, Inc. Tranche B 1LN, term loan 5.75% 10/22/22 (b)	324,188	321,756
Fly Funding II Sarl Tranche B, term loan 3.5% 8/9/19 (b)	233,553	231,509
Flying Fortress Holdings, Inc. Tranche B, term loan 3.5% 4/30/20 (b)	500,000	499,790
IBC Capital U.S. LLC Tranche B 1LN, term loan 4.75% 9/11/21 (b)	277,200	255,717
Ocwen Loan Servicing, LLC Tranche B, term loan 5.5% 2/15/18 (b)	160,110	156,307
TransUnion LLC Tranche B 2LN, term loan 3.5% 4/9/21 (b)	494,949	489,753

TOTAL DIVERSIFIED FINANCIAL SERVICES		2,188,014

Energy - 3.1%
Alon U.S.A. Partners LP term loan 9.25% 11/26/18 (b)	736,676	732,992
Atlantic Power Ltd. Partnership Tranche B LN, term loan 4.75% 2/24/21 (b)	206,768	206,123
Chelsea Petroleum Products I LLC Tranche B, term loan 5.25% 10/28/22 (b)	245,294	228,124
Citgo Holding, Inc. Tranche B, term loan 9.5% 5/12/18 (b)	120,702	120,589
CPI Acquisition, Inc. Tranche B, term loan 5.5% 8/17/22 (b)	179,598	177,577
Crestwood Holdings Partners LLC Tranche B, term loan 9% 6/19/19 (b)	551,772	268,531
Drillships Ocean Ventures, Inc. Tranche B, term loan 5.5% 7/25/21 (b)	469,616	213,971
Empire Generating Co. LLC:
Tranche B, term loan 5.25% 3/14/21 (b)	443,564	368,158
Tranche C, term loan 5.25% 3/14/21 (b)	32,532	27,002
Floatel International Ltd. Tranche B, term loan 6% 6/27/20 (b)	156,800	70,560
Overseas Shipholding Group, Inc. Tranche B, term loan 5.25% 8/5/19 (b)	111,687	100,519
Penn Products Terminals LLC Tranche B, term loan 4.75% 4/13/22 (b)	125,775	114,455
Seadrill Operating LP Tranche B, term loan 4% 2/21/21 (b)	151,892	66,833
Terra-Gen Finance Co. LLC Tranche B, term loan 5.25% 12/9/21 (b)	396,058	316,847
TerraForm AP Acquisition Holdings LLC Tranche B, term loan 5% 6/26/22 (b)	359,491	323,542

TOTAL ENERGY		3,335,823

Entertainment/Film - 0.5%
AMC Entertainment, Inc. Tranche B, term loan 4% 12/15/22 (b)	249,375	249,764
CDS U.S. Intermediate Holdings, Inc.:
Tranche B 1LN, term loan 5% 7/8/22 (b)	134,325	127,273
Tranche B 2LN, term loan 9.25% 7/8/23 (b)	50,000	43,875
Regal Cinemas Corp. Tranche B, term loan 3.803% 4/1/22 (b)	109,175	109,363

TOTAL ENTERTAINMENT/FILM		530,275

Environmental - 0.4%
ADS Waste Holdings, Inc. Tranche B 2LN, term loan 3.75% 10/9/19 (b)	224,121	222,066
The Brickman Group, Ltd. Tranche B 1LN, term loan 4% 12/18/20 (b)	248,101	243,884

TOTAL ENVIRONMENTAL		465,950

Food & Drug Retail - 3.3%
Albertson's LLC:
Tranche B 3LN, term loan 5.125% 8/25/19 (b)	237,500	237,203
Tranche B 4LN, term loan 5.5% 8/25/21 (b)	1,480,050	1,480,783
Tranche B 5LN, term loan 5.5% 12/21/22 (b)	124,688	124,755
Ferrara Candy Co., Inc. Tranche B, term loan 7.5% 6/18/18 (b)	240,482	240,482
GOBP Holdings, Inc. Tranche B 1LN, term loan 4.75% 10/21/21 (b)	459,410	448,499
Performance Food Group, Inc. Tranche 2LN, term loan 7.2148% 11/14/19 (b)	306,855	306,855
Petco Holdings, Inc. Tranche B 1LN, term loan 5.75% 1/26/23 (b)	375,000	374,426
PRA Holdings, Inc. Tranche B, term loan 4.5% 9/23/20 (b)	389,024	388,783

TOTAL FOOD & DRUG RETAIL		3,601,786

Food/Beverage/Tobacco - 1.7%
B&G Foods, Inc. Tranche B, term loan 3.75% 10/2/22 (b)	213,370	213,583
Blue Ribbon LLC Tranche B 1LN, term loan 5.5% 11/13/21 (b)	227,848	226,709
JBS U.S.A. LLC Tranche B, term loan 4% 10/30/22 (b)	249,375	247,816
Keurig Green Mountain, Inc. Tranche B, term loan 5.25% 3/3/23 (b)	236,667	236,271
Pinnacle Foods Finance LLC Tranche I, term loan 3.75% 1/13/23 (b)	94,763	95,053
Post Holdings, Inc. Tranche B, term loan 3.75% 6/2/21 (b)	77,002	77,084
Shearer's Foods, Inc.:
Tranche 2LN, term loan 7.75% 6/30/22 (b)	255,000	234,600
Tranche B 1LN, term loan 4.9375% 6/30/21 (b)	502,350	494,815

TOTAL FOOD/BEVERAGE/TOBACCO		1,825,931

Gaming - 6.0%
American Casino & Entertainment Properties LLC Tranche B, term loan 4.75% 7/7/22 (b)	327,696	327,286
Aristocrat International (Pty) Ltd. Tranche B, term loan 4.75% 10/20/21 (b)	469,231	470,014
Caesars Entertainment Resort Properties LLC Tranche B 1LN, term loan 7% 10/11/20 (b)	410,662	378,220
Caesars Growth Properties Holdings, LLC Tranche 1LN, term loan 6.25% 5/8/21 (b)	1,549,287	1,259,772
CCM Merger, Inc. Tranche B, term loan 4.5% 8/8/21 (b)	219,898	219,019
Eldorado Resorts, Inc. Tranche B, term loan 4.25% 7/23/22 (b)	218,350	217,669
Golden Nugget, Inc. Tranche B, term loan:
5.5% 11/21/19 (b)	326,256	324,423
5.5% 11/21/19 (b)	139,824	139,038
Graton Economic Development Authority Tranche B, term loan 4.75% 9/1/22 (b)	355,920	356,810
MGM Mirage, Inc. Tranche B, term loan 3.5% 12/20/19 (b)	123,721	123,367
Mohegan Tribal Gaming Authority Tranche B, term loan 5.5% 6/15/18 (b)	596,692	576,184
Scientific Games Corp.:
Tranche B 2LN, term loan 6% 10/1/21 (b)	246,875	238,350
Tranche B, term loan 6% 10/18/20 (b)	1,105,545	1,068,929
Station Casinos LLC Tranche B, term loan 4.25% 3/1/20 (b)	898,516	895,523

TOTAL GAMING		6,594,604

Healthcare - 8.6%
Alere, Inc. Tranche B, term loan 4.25% 6/18/22 (b)	152,614	151,517
Alvogen Pharma U.S., Inc. Tranche B 1LN, term loan 6% 4/2/22 (b)	147,003	144,430
AMAG Pharmaceuticals, Inc. Tranche B, term loan 4.75% 8/17/21 (b)	243,750	239,484
AmSurg Corp. Tranche B, term loan 3.5% 7/16/21 (b)	589,500	589,135
Community Health Systems, Inc.:
Tranche G, term loan 3.75% 12/31/19 (b)	382,261	375,040
Tranche H, term loan 4% 1/27/21 (b)	1,354,614	1,330,339
Concordia Healthcare Corp. Tranche B 1LN, term loan 5.25% 10/21/21 (b)	169,575	164,785
ConvaTec, Inc. Tranche B, term loan 4.25% 6/15/20 (b)	127,639	126,362
CT Technologies Intermediate, Inc. Tranche B 1LN, term loan 5.25% 12/1/21 (b)	248,125	244,093
DaVita HealthCare Partners, Inc. Tranche B, term loan 3.5% 6/24/21 (b)	237,547	237,844
DJO Finance LLC Tranche B 1LN, term loan 4.25% 6/7/20 (b)	249,375	243,557
Drumm Investors LLC Tranche B, term loan 6.75% 5/4/18 (b)	172,459	166,531
Envision Healthcare Corp. Tranche B 2LN, term loan 4.5% 10/28/22 (b)	249,375	249,240
HCA Holdings, Inc. Tranche B 4LN, term loan 3.3809% 5/1/18 (b)	544,757	544,512
HCR Healthcare LLC Tranche B, term loan 5% 4/6/18 (b)	304,326	245,996
Hill-Rom Holdings, Inc. Tranche B, term loan 3.5% 9/8/22 (b)	349,688	350,083
Horizon Pharmaceuticals, Inc. Tranche B, term loan 4.5% 5/7/21 (b)	317,911	303,605
Jaguar Holding Co. II/Pharmaceutical Product Development LLC Tranche B, term loan 4.25% 8/18/22 (b)	247,814	245,440
Onex Schumacher Finance LP Tranche B 1LN, term loan 5% 7/31/22 (b)	373,125	367,528
Patheon, Inc. Tranche B, term loan 4.25% 3/11/21 (b)	614,680	591,500
U.S. Renal Care, Inc.:
Tranche 2LN, term loan 9% 12/31/23 (b)	250,000	245,625
Tranche B 1LN, term loan 5.25% 12/31/22 (b)	623,438	620,582
Valeant Pharmaceuticals International, Inc.:
Tranche A 3LN, term loan 2.89% 10/20/18 (b)	118,225	113,200
Tranche BD 2LN, term loan 5.25% 2/13/19 (b)	750,000	708,375
Tranche E, term loan 3.75% 8/5/20 (b)	625,000	588,281
Vizient, Inc. Tranche B, term loan 6.25% 2/11/23 (b)	250,000	251,458

TOTAL HEALTHCARE		9,438,542

Homebuilders/Real Estate - 1.8%
Communications Sales & Leasing, Inc. Tranche B, term loan 5% 10/24/22 (b)	124,063	119,914
DTZ U.S. Borrower LLC:
Tranche 2LN, term loan 9.25% 11/4/22 (b)	125,000	122,500
Tranche B 1LN, term loan 4.25% 11/4/21 (b)	493,769	488,831
NorthStar Asset Management LP Tranche B 1LN, term loan 4.625% 1/29/23 (b)	225,000	219,188
Realogy Group LLC Tranche B, term loan 3.75% 3/5/20 (b)	979,950	978,313

TOTAL HOMEBUILDERS/REAL ESTATE		1,928,746

Hotels - 1.0%
Four Seasons Holdings, Inc.:
Tranche 2LN, term loan 6.25% 12/27/20 (b)	375,000	370,624
Tranche B 1LN, term loan 3.5% 6/27/20 (b)	498,375	494,169
La Quinta Intermediate Holdings LLC Tranche B LN, term loan 3.75% 4/14/21 (b)	219,368	215,162

TOTAL HOTELS		1,079,955

Insurance - 1.6%
Alliant Holdings Intermediate LLC Tranche B, term loan 4.5% 8/14/22 (b)	402,586	397,252
Asurion LLC:
Tranche B 1LN, term loan 5% 5/24/19 (b)	179,374	176,683
Tranche B 2LN, term loan 8.5% 3/3/21 (b)	170,000	158,809
Tranche B 4LN, term loan 5% 8/4/22 (b)	533,744	522,071
HUB International Ltd. Tranche B 1LN, term loan 4% 10/2/20 (b)	490,000	476,525

TOTAL INSURANCE		1,731,340

Leisure - 0.7%
24 Hour Fitness Worldwide, Inc. Tranche B, term loan 4.75% 5/30/21 (b)	501,692	479,532
LTF Merger Sub, Inc. Tranche B, term loan 4.25% 6/10/22 (b)	332,488	327,999

TOTAL LEISURE		807,531

Metals/Mining - 1.4%
American Rock Salt Co. LLC Tranche B 1LN, term loan 4.75% 5/20/21 (b)	692,663	634,278
Doncasters Group, LLC Tranche B 1LN, term loan 4.5% 4/9/20 (b)	57,270	52,592
Fortescue Metals Group Ltd. Tranche B, term loan 4.25% 6/30/19 (b)	386,083	325,167
Murray Energy Corp.:
Tranche B 1LN, term loan 7% 4/16/17 (b)	456,750	280,902
Tranche B 2LN, term loan 7.5% 4/16/20 (b)	371,151	187,802
Peabody Energy Corp. Tranche B, term loan 4.25% 9/24/20 (b)	124,046	45,122
Walter Energy, Inc. Tranche B, term loan 0% 4/1/18 (c)	250,000	31,875

TOTAL METALS/MINING		1,557,738

Paper - 0.3%
Caraustar Industries, Inc. Tranche B, term loan 8% 5/1/19 (b)	322,614	314,010
Publishing/Printing - 2.2%
Cengage Learning Acquisitions, Inc. Tranche 1LN, term loan 7% 3/31/20 (b)	249,222	247,799
Getty Images, Inc. Tranche B, term loan 4.75% 10/18/19 (b)	411,289	304,576
Houghton Mifflin Harcourt Publishing, Inc. Tranche B, term loan 4% 5/29/21 (b)	496,250	484,464
McGraw-Hill Global Education Holdings, LLC Tranche B, term loan 4.9118% 3/22/19 (b)	125,000	124,479
Merrill Communications LLC Tranche B, term loan 6.25% 6/1/22 (b)	408,595	327,897
Proquest LLC Tranche B, term loan 5.75% 10/24/21 (b)	493,740	476,459
Springer Science+Business Media Deutschland GmbH Tranche B 9LN, term loan 4.75% 8/14/20 (b)	494,378	478,311

TOTAL PUBLISHING/PRINTING		2,443,985

Restaurants - 1.5%
Burger King Worldwide, Inc. Tranche B, term loan 3.75% 12/12/21 (b)	753,245	752,198
CEC Entertainment, Inc. Tranche B, term loan 4% 2/14/21 (b)	244,386	236,932
Landry's Restaurants, Inc. Tranche B, term loan 4% 4/24/18 (b)	199,172	198,487
Red Lobster Hospitality LLC Tranche B, term loan 6.25% 7/28/21 (b)	256,409	254,593
TGI Friday's, Inc. Tranche B 1LN, term loan 5.25% 7/15/20 (b)	176,054	175,834

TOTAL RESTAURANTS		1,618,044

Services - 7.0%
Acosta, Inc. Tranche B, term loan 4.25% 9/26/21 (b)	869,050	846,854
ARAMARK Corp. Tranche F, term loan 3.25% 2/24/21 (b)	490,000	487,957
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 4.75% 11/26/20 (b)	247,468	239,631
Cactus Wellhead LLC Tranche B, term loan 7% 7/31/20 (b)	245,016	85,755
Coinmach Service Corp. Tranche B, term loan 4.25% 11/14/19 (b)	614,088	597,354
Creative Artists Agency LLC Tranche B, term loan 5.5% 12/17/21 (b)	548,199	546,828
Filtration Group Corp. Tranche B 1LN, term loan 4.25% 11/21/20 (b)	124,154	123,481
GCA Services Group, Inc. Tranche B 1LN, term loan 5.75% 3/1/23 (b)	250,000	250,625
KAR Auction Services, Inc. Tranche B 3LN, term loan 4.25% 3/9/23 (b)	195,000	195,406
Karman Buyer Corp.:
Tranche 1LN, term loan 4.25% 7/25/21 (b)	321,113	314,993
Tranche 2LN, term loan 7.5% 7/25/22 (b)	125,000	112,344
KC Mergersub, Inc.:
Tranche 1LN, term loan 6% 8/13/22 (b)	373,125	367,995
Tranche L 2LN, term loan 10.25% 8/13/23 (b)	100,000	95,000
Laureate Education, Inc. Tranche B, term loan 5% 6/16/18 (b)	1,469,336	1,263,629
Lineage Logistics Holdings, LLC. Tranche B, term loan 4.5% 4/7/21 (b)	491,228	411,404
Nord Anglia Education Tranche B, term loan 5% 3/31/21 (b)	242,505	238,414
Research Now Group, Inc. Tranche B 1LN, term loan 5.5% 3/18/21 (b)	89,100	86,873
Science Applications International Corp. Tranche B, term loan 3.75% 5/4/22 (b)	233,432	233,943
The ServiceMaster Co. Tranche B, term loan 4.25% 7/1/21 (b)	492,500	492,008
Wash Multifamily Acquisition, Inc.:
Tranche B 1LN, term loan 4.25% 5/14/22 (b)	421,813	411,267
Tranche B 2LN, term loan 8% 5/14/23 (b)	40,000	37,600
Western Digital Corp. Tranche B, term loan 3/30/23 (d)	200,000	197,438

TOTAL SERVICES		7,636,799

Steel - 0.4%
Essar Steel Algoma, Inc. Tranche B, term loan 0% 8/16/19 (c)	495,000	74,250
JMC Steel Group, Inc. term loan 4.75% 4/1/17 (b)	334,322	331,955

TOTAL STEEL		406,205

Super Retail - 4.8%
Academy Ltd. Tranche B, term loan 5% 7/2/22 (b)	234,426	222,668
Bass Pro Group LLC Tranche B, term loan 4% 6/5/20 (b)	373,116	352,594
BJ's Wholesale Club, Inc. Tranche B 1LN, term loan 4.5% 9/26/19 (b)	490,397	476,705
CNT Holdings III Corp. Tranche B 1LN, term loan 5.25% 1/22/23 (b)	250,000	250,000
Davids Bridal, Inc. Tranche B, term loan 5.25% 10/11/19 (b)	250,000	223,750
Dollar Tree, Inc. Tranche B 1LN, term loan 3.5% 7/6/22 (b)	172,125	172,642
J. Crew Group, Inc. Tranche B LN, term loan 4% 3/5/21 (b)	308,769	239,633
JC Penney Corp., Inc. Tranche B, term loan 6% 5/22/18 (b)	859,746	860,605
Party City Holdings, Inc. Tranche B, term loan 4.25% 8/19/22 (b)	407,927	404,187
PetSmart, Inc. Tranche B, term loan 4.25% 3/11/22 (b)	869,370	865,241
Sears Holdings Corp. Tranche ABL, term loan 5.5% 6/30/18 (b)	859,571	816,592
Sports Authority, Inc. Tranche B, term loan 7.5% 11/16/17 (b)	328,771	32,877
Staples, Inc. Tranche B 1LN, term loan 4.75% 2/2/22 (b)	375,000	374,426

TOTAL SUPER RETAIL		5,291,920

Technology - 12.1%
Avago Technologies Cayman Finance Ltd. Tranche B, term loan 4.25% 2/1/23 (b)	500,000	497,215
Blue Coat Systems, Inc. Tranche B, term loan 4.5% 5/22/22 (b)	583,538	573,326
BMC Software Finance, Inc. Tranche B, term loan:
5% 9/10/20 (b)	365,294	303,194
5% 9/10/20 (b)	825,832	690,858
Ceridian HCM Holding, Inc. Tranche B 2LN, term loan 4.5% 9/15/20 (b)	370,622	356,724
Computer Discount Warehouse (CDW) LLC, Tranche B, term loan 3.25% 4/29/20 (b)	981,044	977,444
Datapipe, Inc. Tranche B 1LN, term loan 5.25% 3/15/19 (b)	491,249	480,044
Dell International LLC Tranche B 2LN, term loan 4% 4/29/20 (b)	865,931	865,005
Epicor Software Corp. Tranche B, term loan 4.75% 6/1/22 (b)	372,188	352,026
First Data Corp.:
Tranche B, term loan 3.9315% 3/24/18 (b)	1,210,925	1,207,595
Tranche B, term loan 4.1815% 7/10/22 (b)	375,000	372,375
G.I. Peak Merger Sub Corp.:
Tranche 2LN, term loan 8.25% 6/17/22 (b)	50,000	40,000
Tranche B 1LN, term loan 5% 6/17/21 (b)	167,773	163,159
Global Payments, Inc. Tranche B, term loan 3/31/23 (d)	235,000	235,980
Infor U.S., Inc. Tranche B 5LN, term loan 3.75% 6/3/20 (b)	379,155	367,128
Informatica Corp. Tranche B, term loan 4.5% 8/6/22 (b)	358,200	351,036
Kronos, Inc.:
Tranche 2LN, term loan 9.75% 4/30/20 (b)	499,447	496,116
Tranche B 1LN, term loan 4.5% 10/30/19 (b)	812,812	809,260
Lux FinCo U.S. SPV:
Tranche 2LN, term loan 9.5% 10/16/23 (b)	125,000	113,750
Tranche B 1LN, term loan 5% 10/16/22 (b)	254,363	250,229
Microsemi Corp. Tranche B, term loan 5.25% 1/15/23 (b)	231,618	232,523
NXP BV Tranche B 2LN, term loan 3.75% 12/7/20 (b)	249,375	249,764
ON Semiconductor Corp. Tranche B, term loan 3/31/23 (d)	200,000	200,062
Presidio, Inc. Tranche B, term loan 5.25% 2/2/22 (b)	237,187	232,444
Renaissance Learning, Inc. Tranche 1LN, term loan 4.5% 4/9/21 (b)	486,269	470,772
Shaw Data Centre LP Tranche B, term loan 4.5% 3/30/22 (b)	193,538	190,634
SolarWinds, Inc. Tranche B, term loan 6.5% 2/5/23 (b)	250,000	247,083
Solera LLC Tranche B, term loan 5.75% 3/3/23 (b)	125,000	124,755
Sophia L.P. Tranche B, term loan 4.75% 9/30/22 (b)	547,500	538,603
SS&C Technologies, Inc.:
Tranche B 1LN, term loan 4.0069% 7/8/22 (b)	221,059	221,371
Tranche B 2LN, term loan 4.018% 7/8/22 (b)	32,044	32,089
Transfirst, Inc. Tranche B 1LN, term loan 6.25% 11/12/21 (b)	24,750	24,719
TTM Technologies, Inc. Tranche B 1LN, term loan 6% 5/31/21 (b)	688,606	652,454
WP Mustang Holdings, LLC. Tranche B 1LN, term loan 5.5% 5/29/21 (b)	321,794	316,967

TOTAL TECHNOLOGY		13,236,704

Telecommunications - 5.8%
Altice Financing SA:
Tranche B 2LN, term loan 5.25% 1/30/22 (b)	372,188	372,496
Tranche B, term loan 5.5% 6/24/19 (b)	1,227,403	1,229,244
Digicel International Finance Ltd. Tranche D 2LN, term loan 4.1031% 3/31/19 (b)	100,000	95,500
FairPoint Communications, Inc. Tranche B, term loan 7.5% 2/14/19 (b)	246,193	243,628
Integra Telecom Holdings, Inc. Tranche B 1LN, term loan 5.25% 8/14/20 (b)	371,250	349,161
Intelsat Jackson Holdings SA Tranche B 2LN, term loan 3.75% 6/30/19 (b)	1,125,000	1,047,251
Level 3 Financing, Inc.:
Tranche B 2LN, term loan 3.5% 5/31/22 (b)	250,000	249,323
Tranche B 4LN, term loan 4% 1/15/20 (b)	500,000	501,095
LTS Buyer LLC Tranche B 1LN, term loan 4% 4/11/20 (b)	862,055	851,279
Mitel U.S. Holdings, Inc. Tranche B, term loan 5.5% 4/29/22 (b)	177,535	177,258
Sable International Finance Ltd.:
Tranche B 1LN, term loan 12/2/22 (d)	68,750	68,480
Tranche B 2LN, term loan 12/2/22 (d)	56,250	56,029
Securus Technologies Holdings, Inc.:
Tranche 2LN, term loan 9% 4/30/21 (b)	250,000	205,625
Tranche B 1LN, term loan 4.75% 4/30/20 (b)	489,952	453,205
T-Mobile U.S.A., Inc. Tranche B, term loan 3.5% 11/9/22 (b)	389,025	390,363

TOTAL TELECOMMUNICATIONS		6,289,937

Transportation Ex Air/Rail - 0.4%
American Commercial Barge Line Tranche B 1LN, term loan 9.75% 11/12/20 (b)	175,000	155,750
Navios Partners Finance (U.S.), Inc. Tranche B, term loan 5.25% 6/27/18 (b)	124,088	107,957
YRC Worldwide, Inc. Tranche B, term loan 8% 2/13/19 (b)	192,774	152,484

TOTAL TRANSPORTATION EX AIR/RAIL		416,191

Utilities - 4.3%
Alinta Energy Finance Pty. Ltd. Tranche B, term loan:
6.375% 8/13/18 (b)	30,407	29,172
6.375% 8/13/19 (b)	457,482	438,899
Dynegy, Inc. Tranche B 2LN, term loan 4% 4/23/20 (b)	250,000	245,208
Energy Future Holdings Corp. Tranche 1LN, term loan 4.25% 12/19/16 (b)	115,000	114,821
Essential Power LLC Tranche B, term loan 4.75% 8/8/19 (b)	607,169	582,882
Green Energy Partners/Stonewall LLC Tranche B 1LN, term loan 6.5% 11/13/21 (b)	265,000	246,450
Houston Fuel Oil Terminal Co. Tranche B, term loan 4.25% 8/19/21 (b)	627,654	564,888
InterGen NV Tranche B, term loan 5.5% 6/13/20 (b)	736,742	657,543
Longview Power LLC Tranche B, term loan 7% 4/13/21 (b)	248,125	218,970
Moxie Patriot LLC Tranche B, term loan 6.75% 12/19/20 (b)	750,000	673,125
Southcross Energy Partners LP Tranche B, term loan 5.25% 8/4/21 (b)	44,213	30,949
Southcross Holdings Borrower LP Tranche B, term loan 7.5% 8/4/21 (b)	136,997	14,042
Tempus Public Foundation Generation Holdings LLC Tranche B, term loan 4.75% 12/31/17 (b)	487,911	457,417
USIC Holdings, Inc. Tranche B, term loan 4% 7/10/20 (b)	236,201	231,477
Veresen Midstream LP Tranche B, term loan 5.25% 3/31/22 (b)	178,200	164,612

TOTAL UTILITIES		4,670,455

TOTAL BANK LOAN OBLIGATIONS
(Cost $99,961,157)		95,024,065

Nonconvertible Bonds - 4.7%
Banks & Thrifts - 0.2%
Ally Financial, Inc. 3.25% 11/5/18	250,000	245,875
Containers - 1.2%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc. 3.6339% 12/15/19 (b)(e)	1,000,000	985,000
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA 6.875% 2/15/21	250,000	258,750

TOTAL CONTAINERS		1,243,750

Diversified Financial Services - 0.3%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust 4.625% 10/30/20	320,000	328,000
Energy - 0.6%
American Energy-Permian Basin LLC/AEPB Finance Corp. 7.1186% 8/1/19 (b)(e)	155,000	47,275
Chesapeake Energy Corp. 8% 12/15/22 (e)	21,000	10,290
Citgo Petroleum Corp. 6.25% 8/15/22 (e)	385,000	371,525
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. 6% 12/15/20	250,000	196,250

TOTAL ENERGY		625,340

Gaming - 0.2%
Paris Las Vegas Holding LLC/Harrah's Las Vegas LLC/Flamingo Las Vegas Holdings, Inc. 8% 10/1/20	250,000	244,750
Healthcare - 1.6%
Community Health Systems, Inc. 5.125% 8/15/18	125,000	125,938
Endo Finance LLC/Endo Ltd./Endo Finco, Inc. 6% 7/15/23 (e)	200,000	188,250
HCA Holdings, Inc.:
3.75% 3/15/19	500,000	512,200
4.25% 10/15/19	500,000	515,313
Tenet Healthcare Corp. 4.1339% 6/15/20 (b)(e)	420,000	416,850

TOTAL HEALTHCARE		1,758,551

Metals/Mining - 0.0%
Murray Energy Corp. 11.25% 4/15/21 (e)	250,000	33,125
Paper - 0.1%
Mercer International, Inc. 7% 12/1/19	80,000	80,400
Publishing/Printing - 0.0%
Cenveo Corp. 6% 8/1/19 (e)	40,000	29,100
Telecommunications - 0.5%
FairPoint Communications, Inc. 8.75% 8/15/19 (e)	40,000	37,900
Numericable Group SA 4.875% 5/15/19 (e)	500,000	497,500

TOTAL TELECOMMUNICATIONS		535,400

Utilities - 0.0%
The AES Corp. 3.6351% 6/1/19 (b)	45,000	43,425
TOTAL NONCONVERTIBLE BONDS
(Cost $5,502,447)		5,167,716
	Shares	Value

Common Stocks - 0.0%
Diversified Financial Services - 0.0%
Coal Acquisition LLC Class B (f)
(Cost $392)	392	392

Money Market Funds - 7.5%
Fidelity Cash Central Fund, 0.39% (g)
(Cost $8,208,943)	8,208,943	8,208,943
TOTAL INVESTMENT PORTFOLIO - 99.3%
(Cost $113,672,939)		108,401,116
NET OTHER ASSETS (LIABILITIES) - 0.7%		710,883
NET ASSETS - 100%		$109,111,999

Legend

 (a) Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Non-income producing - Security is in default.

 (d) The coupon rate will be determined upon settlement of the loan after period end.

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,616,815 or 2.4% of net assets.

 (f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $392 or 0.0% of net assets.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Coal Acquisition LLC Class B	1/28/16	$392

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$9,619
Total	$9,619

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Financials	$392	$--	$--	$392
Bank Loan Obligations	95,024,065	--	94,772,815	251,250
Corporate Bonds	5,167,716	--	5,167,716	--
Money Market Funds	8,208,943	8,208,943	--	--
Total Investments in Securities:	$108,401,116	$8,208,943	$99,940,531	$251,642

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Bank Loan Obligations
Beginning Balance	$1,101,000
Net Realized Gain (Loss) on Investment Securities	--
Net Unrealized Gain (Loss) on Investment Securities	(89)
Cost of Purchases	--
Proceeds of Sales	--
Amortization/Accretion	339
Transfers into Level 3	--
Transfers out of Level 3	(850,000)
Ending Balance	$251,250
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2016	$(89)

Investments in Securities:
Other Investments in Securities
Beginning Balance	$157
Net Realized Gain (Loss) on Investment Securities	--
Net Unrealized Gain (Loss) on Investment Securities	--
Cost of Purchases	392
Proceeds of Sales	(157)
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$392
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2016	$--

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and bank loan obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At March 31, 2016, the cost of investment securities for income tax purposes was $113,526,000. Net unrealized depreciation aggregated $5,124,884, of which $394,151 related to appreciated investment securities and $5,519,035 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Growth Portfolio

March 31, 2016

VIPGRWT-QTLY-0516
1.799861.112

Investments March 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.6%
	Shares	Value
CONSUMER DISCRETIONARY - 16.2%
Automobiles - 1.3%
Tesla Motors, Inc. (a)(b)	264,800	$60,843,096
Diversified Consumer Services - 1.0%
Bright Horizons Family Solutions, Inc. (a)	284,800	18,449,344
Houghton Mifflin Harcourt Co. (a)	379,400	7,565,236
Nord Anglia Education, Inc. (a)	420,668	8,787,755
ServiceMaster Global Holdings, Inc. (a)	225,000	8,478,000
		43,280,335
Hotels, Restaurants & Leisure - 4.3%
Buffalo Wild Wings, Inc. (a)	88,500	13,108,620
Chipotle Mexican Grill, Inc. (a)	29,600	13,940,712
Dave & Buster's Entertainment, Inc. (a)	460,400	17,854,312
Domino's Pizza, Inc.	316,700	41,760,062
Jubilant Foodworks Ltd.	89,939	1,733,282
Popeyes Louisiana Kitchen, Inc. (a)	196,400	10,224,584
Starbucks Corp.	1,586,346	94,704,856
Wingstop, Inc. (b)	97,100	2,202,228
		195,528,656
Household Durables - 0.7%
Harman International Industries, Inc.	338,800	30,166,752
Internet & Catalog Retail - 3.2%
Amazon.com, Inc. (a)	199,000	118,134,360
Netflix, Inc. (a)	206,400	21,100,272
NutriSystem, Inc.	209,300	4,368,091
		143,602,723
Leisure Products - 0.0%
NJOY, Inc. (a)(c)	243,618	31,183
Media - 0.2%
Sirius XM Holdings, Inc. (a)(b)	2,726,500	10,769,675
Specialty Retail - 4.7%
AutoZone, Inc. (a)	36,700	29,238,523
Five Below, Inc. (a)	572,900	23,683,686
Home Depot, Inc.	888,132	118,503,453
L Brands, Inc.	169,700	14,901,357
Lowe's Companies, Inc.	261,100	19,778,325
MarineMax, Inc. (a)	358,000	6,970,260
		213,075,604
Textiles, Apparel & Luxury Goods - 0.8%
Kate Spade & Co.(a)	1,394,300	35,582,536

TOTAL CONSUMER DISCRETIONARY		732,880,560

CONSUMER STAPLES - 6.2%
Beverages - 2.0%
Constellation Brands, Inc. Class A (sub. vtg.)	90,600	13,688,754
Kweichow Moutai Co. Ltd.	110,770	4,253,541
Molson Coors Brewing Co. Class B	225,600	21,698,208
The Coca-Cola Co.	1,099,138	50,989,012
		90,629,515
Food & Staples Retailing - 0.9%
CVS Health Corp.	278,700	28,909,551
Whole Foods Market, Inc.	418,266	13,012,255
		41,921,806
Personal Products - 1.7%
Avon Products, Inc.	726,400	3,493,984
Estee Lauder Companies, Inc. Class A	173,000	16,315,630
Herbalife Ltd. (a)	916,155	56,398,502
		76,208,116
Tobacco - 1.6%
Reynolds American, Inc.	1,439,300	72,411,183

TOTAL CONSUMER STAPLES		281,170,620

ENERGY - 0.9%
Oil, Gas & Consumable Fuels - 0.9%
Anadarko Petroleum Corp.	674,400	31,406,808
Golar LNG Ltd. (b)	447,017	8,032,895
		39,439,703
FINANCIALS - 8.0%
Banks - 0.9%
First Republic Bank	517,700	34,499,528
HDFC Bank Ltd. (a)	117,289	2,225,717
M&T Bank Corp.	43,400	4,817,400
		41,542,645
Capital Markets - 1.9%
BlackRock, Inc. Class A	71,606	24,386,855
E*TRADE Financial Corp. (a)	1,450,993	35,534,819
HFF, Inc.	245,244	6,751,567
Invesco Ltd.	477,693	14,698,614
JMP Group, Inc.	240,100	1,255,723
PJT Partners, Inc. (b)	37,346	898,171
		83,525,749
Diversified Financial Services - 2.4%
Berkshire Hathaway, Inc. Class B (a)	95,400	13,535,352
Broadcom Ltd.	29,600	4,573,200
CME Group, Inc.	298,000	28,622,900
McGraw Hill Financial, Inc.	448,613	44,403,715
MSCI, Inc. Class A	262,300	19,431,184
		110,566,351
Real Estate Investment Trusts - 0.9%
American Tower Corp.	388,900	39,811,693
Real Estate Management & Development - 1.7%
Realogy Holdings Corp. (a)	2,078,301	75,047,449
Thrifts & Mortgage Finance - 0.2%
Essent Group Ltd. (a)	392,000	8,153,600

TOTAL FINANCIALS		358,647,487

HEALTH CARE - 12.3%
Biotechnology - 8.8%
Amgen, Inc.	299,300	44,874,049
BioMarin Pharmaceutical, Inc. (a)	277,025	22,849,022
Celgene Corp. (a)	276,900	27,714,921
Cytokinetics, Inc. (a)	97,090	684,485
Cytokinetics, Inc. warrants 6/25/17 (a)	1,084,980	440,621
Gilead Sciences, Inc.	1,777,990	163,326,161
Insmed, Inc. (a)	1,318,402	16,704,153
Medivation, Inc. (a)	2,064,500	94,925,710
Vertex Pharmaceuticals, Inc. (a)	321,000	25,516,290
		397,035,412
Health Care Equipment & Supplies - 1.4%
Boston Scientific Corp. (a)	880,100	16,554,681
Edwards Lifesciences Corp. (a)	52,600	4,639,846
Medtronic PLC	237,300	17,797,500
Novadaq Technologies, Inc. (a)	983,500	10,907,015
ResMed, Inc.	232,300	13,431,586
		63,330,628
Health Care Providers & Services - 0.1%
HealthSouth Corp. warrants 1/17/17 (a)	1,014	2,079
VCA, Inc. (a)	41,200	2,376,828
		2,378,907
Pharmaceuticals - 2.0%
Astellas Pharma, Inc.	5,252,700	69,805,804
Valeant Pharmaceuticals International, Inc. (Canada) (a)	869,202	22,860,016
		92,665,820

TOTAL HEALTH CARE		555,410,767

INDUSTRIALS - 9.8%
Aerospace & Defense - 1.5%
Honeywell International, Inc.	317,100	35,531,055
TransDigm Group, Inc. (a)	87,096	19,190,733
United Technologies Corp.	141,100	14,124,110
		68,845,898
Air Freight & Logistics - 0.2%
C.H. Robinson Worldwide, Inc.	96,600	7,170,618
Airlines - 0.9%
Ryanair Holdings PLC sponsored ADR	449,067	38,538,930
Building Products - 0.7%
A.O. Smith Corp.	232,918	17,773,973
Caesarstone Sdot-Yam Ltd. (a)	436,922	15,008,271
		32,782,244
Commercial Services & Supplies - 0.3%
KAR Auction Services, Inc.	366,000	13,959,240
Electrical Equipment - 0.9%
Acuity Brands, Inc.	109,900	23,973,586
AMETEK, Inc.	341,800	17,083,164
		41,056,750
Industrial Conglomerates - 2.9%
Danaher Corp.	1,155,426	109,603,710
Roper Technologies, Inc.	125,417	22,922,465
		132,526,175
Professional Services - 2.1%
Equifax, Inc.	216,900	24,789,501
Resources Connection, Inc.	532,855	8,291,224
Robert Half International, Inc.	492,000	22,917,360
WageWorks, Inc. (a)	736,629	37,280,794
		93,278,879
Road & Rail - 0.0%
Swift Transporation Co. (a)	97,200	1,810,836
Trading Companies & Distributors - 0.3%
HD Supply Holdings, Inc. (a)	379,400	12,546,758

TOTAL INDUSTRIALS		442,516,328

INFORMATION TECHNOLOGY - 41.0%
Electronic Equipment & Components - 0.2%
CDW Corp.	168,300	6,984,450
TE Connectivity Ltd.	32,814	2,031,843
		9,016,293
Internet Software & Services - 25.5%
58.com, Inc. ADR (a)	243,800	13,567,470
Alibaba Group Holding Ltd. sponsored ADR (a)	630,900	49,860,027
Alphabet, Inc.:
Class A	467,498	356,654,224
Class C	134,362	100,092,972
Cvent, Inc. (a)	584,275	12,503,485
Facebook, Inc. Class A (a)	5,333,909	608,599,016
Just Dial Ltd.	237,392	2,746,015
JUST EAT Ltd. (a)	1,293,803	7,011,081
Shopify, Inc. Class A	6,200	174,902
		1,151,209,192
IT Services - 3.2%
Cognizant Technology Solutions Corp. Class A (a)	258,100	16,182,870
Global Payments, Inc.	393,100	25,669,430
MasterCard, Inc. Class A	138,500	13,088,250
Travelport Worldwide Ltd.	242,700	3,315,282
Visa, Inc. Class A	1,152,572	88,148,707
		146,404,539
Semiconductors & Semiconductor Equipment - 0.6%
Maxim Integrated Products, Inc.	287,587	10,577,450
Monolithic Power Systems, Inc.	277,688	17,672,064
		28,249,514
Software - 9.8%
Activision Blizzard, Inc.	435,932	14,751,939
Adobe Systems, Inc. (a)	612,600	57,461,880
Computer Modelling Group Ltd. (b)	1,071,300	8,364,182
CyberArk Software Ltd. (a)(b)	154,100	6,569,283
Electronic Arts, Inc. (a)	1,380,021	91,233,188
Fleetmatics Group PLC (a)	676,500	27,540,315
HubSpot, Inc. (a)	255,600	11,149,272
Intuit, Inc.	94,800	9,860,148
Mobileye NV (a)(b)	1,420,292	52,962,689
Red Hat, Inc. (a)	419,900	31,286,749
Salesforce.com, Inc. (a)	1,590,862	117,453,341
Textura Corp. (a)(b)	667,975	12,444,374
		441,077,360
Technology Hardware, Storage & Peripherals - 1.7%
Apple, Inc.	705,827	76,928,085

TOTAL INFORMATION TECHNOLOGY		1,852,884,983

TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.2%
SBA Communications Corp. Class A (a)	91,500	9,165,555
TOTAL COMMON STOCKS
(Cost $3,118,145,622)		4,272,116,003

Convertible Preferred Stocks - 0.9%
CONSUMER DISCRETIONARY - 0.1%
Household Durables - 0.1%
Blu Homes, Inc. Series A, 5.00% (a)(c)	1,049,416	4,260,629
INFORMATION TECHNOLOGY - 0.8%
Internet Software & Services - 0.7%
Uber Technologies, Inc. Series D, 8.00% (a)(c)	636,240	31,030,842
IT Services - 0.1%
AppNexus, Inc. Series E (a)(c)	181,657	3,258,927

TOTAL INFORMATION TECHNOLOGY		34,289,769

TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $18,357,314)		38,550,398

Money Market Funds - 4.8%
Fidelity Cash Central Fund, 0.39% (d)	148,024,444	148,024,444
Fidelity Securities Lending Cash Central Fund, 0.42% (d)(e)	68,945,472	68,945,472
TOTAL MONEY MARKET FUNDS
(Cost $216,969,916)		216,969,916
TOTAL INVESTMENT PORTFOLIO - 100.3%
(Cost $3,353,472,852)		4,527,636,317
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(12,498,367)
NET ASSETS - 100%		$4,515,137,950

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $38,581,581 or 0.9% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
AppNexus, Inc. Series E	8/1/14	$3,638,989
Blu Homes, Inc. Series A, 5.00%	6/21/13	$4,848,302
NJOY, Inc.	9/11/13	$1,968,433
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$9,870,023

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$180,495
Fidelity Securities Lending Cash Central Fund	223,334
Total	$403,829

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$737,141,189	$732,849,377	$--	$4,291,812
Consumer Staples	281,170,620	281,170,620	--	--
Energy	39,439,703	39,439,703	--	--
Financials	358,647,487	356,421,770	2,225,717	--
Health Care	555,410,767	485,164,342	70,246,425	--
Industrials	442,516,328	442,516,328	--	--
Information Technology	1,887,174,752	1,852,884,983	--	34,289,769
Telecommunication Services	9,165,555	9,165,555	--	--
Money Market Funds	216,969,916	216,969,916	--	--
Total Investments in Securities:	$4,527,636,317	$4,416,582,594	$72,472,142	$38,581,581

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At March 31, 2016, the cost of investment securities for income tax purposes was $3,364,289,602. Net unrealized appreciation aggregated $1,163,346,715, of which $1,343,723,758 related to appreciated investment securities and $180,377,043 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

High Income Portfolio

March 31, 2016

VIPHI-QTLY-0516
1.799878.112

Investments March 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 78.3%
	Principal Amount	Value
Air Transportation - 1.9%
Air Canada 7.75% 4/15/21 (a)	$895,000	$881,575
Air Canada Trust Series 2015-1 equipment trust certificate Class C, 5% 9/15/20 (a)	3,065,000	2,850,450
Allegiant Travel Co. 5.5% 7/15/19	1,525,000	1,566,938
American Airlines Group, Inc. 4.625% 3/1/20 (a)	2,540,000	2,489,200
American Airlines, Inc. pass-thru trust certificates 5.625% 1/15/21 (a)	423,762	429,059
Continental Airlines, Inc.:
pass-thru trust certificates 9.798% 4/1/21	2,071,966	2,258,443
5.5% 4/29/22	2,459,496	2,484,091
6.125% 4/29/18	520,000	546,650
9.25% 5/10/17	402,146	424,264
Delta Air Lines, Inc. pass-thru trust certificates 8.021% 8/10/22	1,176,007	1,328,888
U.S. Airways pass-thru certificates:
Series 2012-2C, 5.45% 6/3/18	3,565,000	3,565,000
Series 2013-1 Class B, 5.375% 5/15/23	664,337	684,682
United Air Lines, Inc. pass-thru trust certificates:
Class B, 7.336% 7/2/19	1,979,146	2,048,416
9.75% 1/15/17	790,192	829,844
United Continental Holdings, Inc. 6.375% 6/1/18	300,000	315,000

TOTAL AIR TRANSPORTATION		22,702,500

Automotive & Auto Parts - 0.6%
American Tire Distributors, Inc. 10.25% 3/1/22 (a)	1,805,000	1,624,500
Schaeffler Holding Finance BV 6.75% 11/15/22 pay-in-kind (a)(b)	425,000	463,781
ZF North America Capital, Inc. 4.75% 4/29/25 (a)	4,665,000	4,641,675

TOTAL AUTOMOTIVE & AUTO PARTS		6,729,956

Broadcasting - 1.4%
Clear Channel Communications, Inc.:
5.5% 12/15/16	14,830,000	14,385,100
6.875% 6/15/18	170,000	90,100
9% 12/15/19	865,000	640,100
10% 1/15/18	5,510,000	1,735,650

TOTAL BROADCASTING		16,850,950

Building Materials - 2.0%
Beacon Roofing Supply, Inc. 6.375% 10/1/23 (a)	830,000	879,800
Builders FirstSource, Inc. 10.75% 8/15/23 (a)	1,490,000	1,501,175
Building Materials Corp. of America:
5.375% 11/15/24 (a)	3,265,000	3,313,975
6% 10/15/25 (a)	2,605,000	2,754,788
Building Materials Holding Corp. 9% 9/15/18 (a)	4,410,000	4,602,938
CEMEX S.A.B. de CV 7.75% 4/16/26 (a)	2,030,000	2,080,547
HD Supply, Inc. 5.75% 4/15/24 (a)(c)	2,165,000	2,224,538
Masco Corp.:
3.5% 4/1/21	1,134,000	1,142,505
4.375% 4/1/26	1,445,000	1,471,169
Standard Industries, Inc. 5.125% 2/15/21 (a)	2,735,000	2,799,956

TOTAL BUILDING MATERIALS		22,771,391

Cable/Satellite TV - 1.7%
Altice SA:
7.75% 7/15/25 (a)	1,670,000	1,632,425
7.75% 7/15/25 (a)	1,500,000	1,477,500
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.875% 4/1/24 (a)	2,765,000	2,896,338
5.875% 5/1/27 (a)	3,275,000	3,340,500
RCN Telecom Services LLC/RCN Capital Corp. 8.5% 8/15/20 (a)	2,410,000	2,410,000
Wave Holdco LLC/Wave Holdco Corp. 9% 7/15/19 pay-in-kind (a)(b)	391,875	374,633
WaveDivision Escrow LLC/WaveDivision Escrow Corp. 8.125% 9/1/20 (a)	7,920,000	7,821,000

TOTAL CABLE/SATELLITE TV		19,952,396

Capital Goods - 0.3%
J.B. Poindexter & Co., Inc. 9% 4/1/22 (a)	3,830,000	4,011,925
Chemicals - 0.8%
Blue Cube Spinco, Inc. 9.75% 10/15/23 (a)	1,420,000	1,622,350
Evolution Escrow Issuer LLC 7.5% 3/15/22 (a)	3,945,000	2,958,750
Momentive Performance Materials, Inc. 3.88% 10/24/21	985,000	711,663
Nufarm Australia Ltd. 6.375% 10/15/19 (a)	3,395,000	3,327,100
Platform Specialty Products Corp. 6.5% 2/1/22 (a)	150,000	126,281

TOTAL CHEMICALS		8,746,144

Consumer Products - 0.4%
Edgewell Personal Care Co. 5.5% 6/15/25 (a)	5,000,000	5,025,000
Containers - 1.4%
Ardagh Finance Holdings SA 8.625% 6/15/19 pay-in-kind (a)(b)	3,765,030	3,537,638
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc. 7% 11/15/20 (a)	779,822	742,781
Beverage Packaging Holdings II SA (Luxembourg) 6% 6/15/17 (a)	3,235,000	3,208,716
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. 10.125% 7/15/20 (a)	1,265,000	1,037,300
Owens-Brockway Glass Container, Inc. 5.375% 1/15/25 (a)	5,000,000	4,962,500
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA 5.75% 10/15/20	2,990,000	3,068,488

TOTAL CONTAINERS		16,557,423

Diversified Financial Services - 3.2%
Aircastle Ltd. 5% 4/1/23	750,000	753,750
FLY Leasing Ltd. 6.375% 10/15/21	2,890,000	2,738,275
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.875% 3/15/19	6,910,000	6,633,600
5.875% 2/1/22	4,050,000	3,843,450
ILFC E-Capital Trust I 4.24% 12/21/65 (a)(b)	4,595,000	3,721,950
ILFC E-Capital Trust II 4.74% 12/21/65 (a)(b)	7,445,000	5,956,000
Navient Corp.:
5% 10/26/20	965,000	875,738
5.875% 3/25/21	2,100,000	1,900,500
5.875% 10/25/24	3,315,000	2,809,463
SLM Corp.:
4.875% 6/17/19	2,275,000	2,195,375
5.5% 1/25/23	5,790,000	4,921,500
6.125% 3/25/24	1,120,000	963,200

TOTAL DIVERSIFIED FINANCIAL SERVICES		37,312,801

Diversified Media - 0.5%
MDC Partners, Inc.:
6.5% 5/1/24 (a)	2,375,000	2,425,469
6.75% 4/1/20 (a)	1,135,000	1,173,306
WMG Acquisition Corp. 6.75% 4/15/22 (a)	2,485,000	2,460,150

TOTAL DIVERSIFIED MEDIA		6,058,925

Energy - 9.8%
Antero Resources Corp.:
5.125% 12/1/22	6,260,000	5,680,950
5.625% 6/1/23 (Reg. S)	2,500,000	2,300,000
Antero Resources Finance Corp. 5.375% 11/1/21	2,230,000	2,062,750
Citgo Holding, Inc. 10.75% 2/15/20 (a)	1,260,000	1,222,200
Citgo Petroleum Corp. 6.25% 8/15/22 (a)	2,970,000	2,866,050
Concho Resources, Inc. 5.5% 4/1/23	3,000,000	2,940,000
Consolidated Energy Finance SA 6.75% 10/15/19 (a)	5,048,000	4,808,220
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22	705,000	623,925
Denbury Resources, Inc.:
4.625% 7/15/23	1,380,000	576,150
6.375% 8/15/21	2,550,000	1,198,500
Endeavor Energy Resources LP/EER Finance, Inc. 7% 8/15/21 (a)	10,435,000	9,756,725
EP Energy LLC/Everest Acquisition Finance, Inc.:
7.75% 9/1/22	1,925,000	895,125
9.375% 5/1/20	4,620,000	2,330,213
Exterran Partners LP/EXLP Finance Corp. 6% 4/1/21	6,300,000	4,473,000
Forbes Energy Services Ltd. 9% 6/15/19	7,795,000	3,234,925
Forum Energy Technologies, Inc. 6.25% 10/1/21	2,845,000	2,446,700
Gibson Energy, Inc. 6.75% 7/15/21 (a)	3,635,000	3,344,200
Halcon Resources Corp. 8.625% 2/1/20 (a)	2,855,000	2,027,050
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (a)	1,675,000	1,411,188
5.75% 10/1/25 (a)	1,995,000	1,715,700
Hornbeck Offshore Services, Inc.:
5% 3/1/21	235,000	141,000
5.875% 4/1/20	1,260,000	762,300
Jupiter Resources, Inc. 8.5% 10/1/22 (a)	1,775,000	940,750
Northern Tier Energy LLC/Northern Tier Finance Corp. 7.125% 11/15/20	4,025,000	3,944,500
Pacific Drilling V Ltd. 7.25% 12/1/17 (a)	2,620,000	962,850
PBF Holding Co. LLC/PBF Finance Corp. 8.25% 2/15/20	3,070,000	3,177,450
PBF Logistics LP/PBF Logistics Finance, Inc. 6.875% 5/15/23	3,495,000	3,259,088
Rice Energy, Inc.:
6.25% 5/1/22	9,440,000	8,212,800
7.25% 5/1/23	9,300,000	8,137,500
Sabine Pass Liquefaction LLC:
5.625% 2/1/21 (b)	6,270,000	6,027,038
5.625% 3/1/25	5,695,000	5,431,606
5.75% 5/15/24	2,095,000	2,000,725
6.25% 3/15/22	1,560,000	1,526,850
Sunoco LP/Sunoco Finance Corp. 5.5% 8/1/20 (a)	2,675,000	2,668,313
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 6.75% 3/15/24 (a)	2,580,000	2,534,850
Teine Energy Ltd. 6.875% 9/30/22 (a)	4,925,000	4,383,250
Tesoro Logistics LP/Tesoro Logistics Finance Corp.:
5.5% 10/15/19 (a)	135,000	134,325
5.875% 10/1/20	155,000	153,838
6.125% 10/15/21	995,000	995,000
6.25% 10/15/22 (a)	1,535,000	1,519,650
Western Refining Logistics LP/WNRL Finance Co. 7.5% 2/15/23	1,980,000	1,762,200

TOTAL ENERGY		114,589,454

Entertainment/Film - 0.1%
New Cotai LLC/New Cotai Capital Corp. 10.625% 5/1/19 pay-in-kind (a)(b)	2,173,687	1,447,087
Environmental - 0.5%
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (a)	6,380,000	5,933,400
Food & Drug Retail - 0.5%
Tesco PLC 6.15% 11/15/37 (a)	5,065,000	4,474,867
Tops Holding LLC/Tops Markets II Corp. 8% 6/15/22 (a)	2,005,000	1,854,625

TOTAL FOOD & DRUG RETAIL		6,329,492

Food/Beverage/Tobacco - 5.0%
ESAL GmbH 6.25% 2/5/23 (a)	19,470,000	17,109,263
FAGE Dairy Industry SA/FAGE U.S.A. Dairy Industry, Inc. 9.875% 2/1/20 (a)	4,705,000	4,881,438
JBS Investments GmbH:
7.25% 4/3/24 (a)	3,425,000	3,142,438
7.75% 10/28/20 (a)	5,720,000	5,662,800
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.75% 6/15/25 (a)	1,080,000	945,000
5.875% 7/15/24 (a)	2,765,000	2,495,413
8.25% 2/1/20 (a)	3,830,000	3,925,750
Minerva Luxembourg SA 7.75% 1/31/23 (a)	12,835,000	12,947,306
Vector Group Ltd. 7.75% 2/15/21	7,035,000	7,386,750

TOTAL FOOD/BEVERAGE/TOBACCO		58,496,158

Gaming - 3.2%
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance, Inc. 9.375% 5/1/22	4,370,000	3,417,340
MCE Finance Ltd. 5% 2/15/21 (a)	6,075,000	5,786,024
Paris Las Vegas Holding LLC/Harrah's Las Vegas LLC/Flamingo Las Vegas Holdings, Inc. 8% 10/1/20	2,490,000	2,437,710
Scientific Games Corp.:
6.625% 5/15/21	13,500,000	8,201,250
7% 1/1/22 (a)	2,780,000	2,835,600
10% 12/1/22	4,020,000	3,256,200
Wynn Macau Ltd. 5.25% 10/15/21 (a)	12,515,000	11,795,388

TOTAL GAMING		37,729,512

Healthcare - 6.7%
AMAG Pharmaceuticals, Inc. 7.875% 9/1/23 (a)	655,000	578,038
Centene Corp.:
5.625% 2/15/21 (a)	1,515,000	1,579,388
6.125% 2/15/24 (a)	835,000	878,838
Community Health Systems, Inc.:
6.875% 2/1/22	2,860,000	2,581,150
7.125% 7/15/20	5,085,000	4,805,325
Endo Finance LLC 5.375% 1/15/23 (a)	1,425,000	1,357,313
Endo Finance LLC/Endo Ltd./Endo Finco, Inc. 6% 7/15/23 (a)	3,080,000	2,899,050
HCA Holdings, Inc.:
5% 3/15/24	2,105,000	2,153,678
5.25% 6/15/26	5,700,000	5,842,500
HealthSouth Corp.:
5.125% 3/15/23	815,000	811,944
5.75% 9/15/25	4,655,000	4,703,878
Horizon Pharma Financing, Inc. 6.625% 5/1/23 (a)	2,260,000	1,994,450
JLL/Delta Dutch Pledgeco BV 8.75% 5/1/20 pay-in-kind (a)(b)	355,000	346,125
Kindred Healthcare, Inc.:
8% 1/15/20	1,450,000	1,439,125
8.75% 1/15/23	1,380,000	1,321,350
Mallinckrodt International Finance SA/Mallinckrodt CB LLC 5.5% 4/15/25 (a)	610,000	538,325
Molina Healthcare, Inc. 5.375% 11/15/22 (a)	1,415,000	1,453,913
MPT Operating Partnership LP/MPT Finance Corp. 6.375% 3/1/24	985,000	1,036,713
Tenet Healthcare Corp.:
5% 3/1/19	2,265,000	2,239,519
6.75% 6/15/23	3,440,000	3,293,800
8.125% 4/1/22	13,760,000	14,155,600
Valeant Pharmaceuticals International, Inc.:
5.375% 3/15/20 (a)	6,510,000	5,305,650
5.875% 5/15/23 (a)	4,570,000	3,581,738
6.75% 8/15/18 (a)	5,765,000	5,231,738
7.5% 7/15/21 (a)	1,080,000	899,770
Vizient, Inc. 10.375% 3/1/24 (a)	1,315,000	1,410,338
VPI Escrow Corp. 6.375% 10/15/20 (a)	6,750,000	5,602,500

TOTAL HEALTHCARE		78,041,756

Homebuilders/Real Estate - 1.6%
Howard Hughes Corp. 6.875% 10/1/21 (a)	2,870,000	2,826,950
M/I Homes, Inc. 6.75% 1/15/21	2,925,000	2,873,813
Meritage Homes Corp. 6% 6/1/25	1,775,000	1,775,000
PulteGroup, Inc. 4.25% 3/1/21	2,105,000	2,136,575
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.875% 4/15/23 (a)	1,395,000	1,339,200
TRI Pointe Homes, Inc. 5.875% 6/15/24	725,000	720,469
William Lyon Homes, Inc.:
5.75% 4/15/19	2,370,000	2,287,050
7% 8/15/22	4,863,000	4,668,480

TOTAL HOMEBUILDERS/REAL ESTATE		18,627,537

Hotels - 0.2%
ESH Hospitality, Inc. 5.25% 5/1/25 (a)	2,405,000	2,338,863
Insurance - 0.5%
Alliant Holdings Co.-Issuer, Inc./Wayne Merger Sub LLC 8.25% 8/1/23 (a)	5,420,000	5,392,900
Leisure - 0.4%
24 Hour Holdings III LLC 8% 6/1/22 (a)	6,110,000	4,964,375
Metals/Mining - 1.0%
Lundin Mining Corp.:
7.5% 11/1/20 (a)	70,000	66,850
7.875% 11/1/22 (a)	2,810,000	2,669,500
New Gold, Inc. 6.25% 11/15/22 (a)	7,295,000	6,164,275
Signode Industrial Group Lux SA/Signode Industrial Group U.S., Inc. 6.375% 5/1/22 (a)	2,845,000	2,585,394

TOTAL METALS/MINING		11,486,019

Paper - 0.4%
Sappi Papier Holding GmbH 6.625% 4/15/21 (a)	3,172,000	3,280,387
Xerium Technologies, Inc. 8.875% 6/15/18	1,570,000	1,295,250

TOTAL PAPER		4,575,637

Publishing/Printing - 1.2%
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 9.75% 4/1/21 (b)	2,670,000	2,896,950
MHGE Parent LLC/MHGE Parent Finance, Inc. 8.5% 8/1/19 pay-in-kind (a)(b)	7,705,000	7,666,475
R.R. Donnelley & Sons Co.:
6.5% 11/15/23	2,220,000	1,898,100
7% 2/15/22	1,100,000	1,017,500

TOTAL PUBLISHING/PRINTING		13,479,025

Services - 4.3%
ADT Corp. 5.25% 3/15/20	2,000,000	2,045,000
Anna Merger Sub, Inc. 7.75% 10/1/22 (a)	2,000,000	1,855,000
APX Group, Inc.:
6.375% 12/1/19	18,720,000	18,776,160
8.75% 12/1/20	11,335,000	9,776,438
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 6.375% 4/1/24 (a)	2,660,000	2,663,059
Blueline Rent Finance Corp./Volvo 7% 2/1/19 (a)	1,570,000	1,446,363
Brand Energy & Infrastructure Services, Inc. 8.5% 12/1/21 (a)	2,460,000	2,312,400
Garda World Security Corp.:
7.25% 11/15/21 (a)	3,715,000	2,860,550
7.25% 11/15/21 (a)	2,200,000	1,694,000
Hertz Corp. 6.25% 10/15/22	890,000	890,000
United Rentals North America, Inc. 5.5% 7/15/25	1,615,000	1,606,586
Western Digital Corp.:
7.375% 4/1/23 (a)(c)	1,785,000	1,820,700
10.5% 4/1/24 (a)(c)	2,200,000	2,205,500

TOTAL SERVICES		49,951,756

Steel - 0.7%
Evraz, Inc. NA Canada 7.5% 11/15/19 (a)	1,740,000	1,552,950
Steel Dynamics, Inc. 5.125% 10/1/21	6,660,000	6,726,600

TOTAL STEEL		8,279,550

Super Retail - 2.8%
Argos Merger Sub, Inc. 7.125% 3/15/23 (a)	7,125,000	7,573,875
JC Penney Corp., Inc.:
5.65% 6/1/20	13,275,000	12,876,750
7.4% 4/1/37	9,190,000	7,788,525
8.125% 10/1/19	1,470,000	1,510,425
L Brands, Inc. 6.875% 11/1/35	1,490,000	1,616,948
Sally Holdings LLC 5.625% 12/1/25	1,185,000	1,262,025

TOTAL SUPER RETAIL		32,628,548

Technology - 6.7%
ADT Corp.:
4.125% 6/15/23	12,465,000	10,860,131
6.25% 10/15/21	5,000,000	5,025,000
Blue Coat Systems, Inc. 8.375% 6/1/23 (a)	3,500,000	3,606,750
Brocade Communications Systems, Inc. 4.625% 1/15/23	3,030,000	2,939,100
Lucent Technologies, Inc.:
6.45% 3/15/29	18,655,000	19,820,912
6.5% 1/15/28	3,265,000	3,362,950
Micron Technology, Inc.:
5.25% 8/1/23 (a)	3,005,000	2,456,588
5.25% 1/15/24 (a)	1,460,000	1,175,300
5.5% 2/1/25	210,000	170,231
5.625% 1/15/26 (a)	3,920,000	3,096,800
5.875% 2/15/22	350,000	302,750
Microsemi Corp. 9.125% 4/15/23 (a)	1,395,000	1,531,013
Nuance Communications, Inc. 5.375% 8/15/20 (a)	675,000	684,703
Qorvo, Inc.:
6.75% 12/1/23 (a)	4,155,000	4,290,038
7% 12/1/25 (a)	3,825,000	3,978,000
Rackspace Hosting, Inc. 6.5% 1/15/24 (a)	2,660,000	2,606,800
Sensata Technologies BV 5% 10/1/25 (a)	2,470,000	2,488,525
Sensata Technologies UK Financing Co. PLC 6.25% 2/15/26 (a)	2,080,000	2,215,200
Solera LLC/Solera Finance, Inc. 10.5% 3/1/24 (a)	2,025,000	2,035,125
WideOpenWest Finance LLC/WideOpenWest Capital Corp.:
10.25% 7/15/19	3,000,000	3,000,000
13.375% 10/15/19	2,835,000	2,778,300

TOTAL TECHNOLOGY		78,424,216

Telecommunications - 13.2%
Altice Financing SA:
6.5% 1/15/22 (a)	685,000	696,988
6.625% 2/15/23 (a)	2,595,000	2,601,488
Altice Finco SA:
7.625% 2/15/25 (a)	5,555,000	5,318,913
9.875% 12/15/20 (a)	5,890,000	6,331,750
Altice SA:
7.625% 2/15/25 (a)	4,110,000	3,935,325
7.75% 5/15/22 (a)	13,210,000	12,999,697
Columbus International, Inc. 7.375% 3/30/21 (a)	13,805,000	14,702,325
Digicel Group Ltd.:
6% 4/15/21 (a)	9,955,000	8,909,725
7% 2/15/20 (a)	295,000	269,188
7.125% 4/1/22 (a)	5,405,000	4,201,847
8.25% 9/30/20 (a)	6,105,000	5,235,038
DigitalGlobe, Inc. 5.25% 2/1/21 (a)	8,905,000	8,103,550
FairPoint Communications, Inc. 8.75% 8/15/19 (a)	915,000	866,963
Frontier Communications Corp. 6.25% 9/15/21	2,130,000	1,968,951
Level 3 Financing, Inc. 5.25% 3/15/26 (a)	2,750,000	2,770,625
MetroPCS Wireless, Inc. 6.625% 11/15/20	2,025,000	2,090,813
Millicom International Cellular SA 6% 3/15/25 (a)	6,170,000	5,722,675
Neptune Finco Corp.:
6.625% 10/15/25 (a)	4,365,000	4,719,220
10.125% 1/15/23 (a)	3,775,000	4,039,250
10.875% 10/15/25 (a)	4,200,000	4,565,400
Numericable Group SA:
4.875% 5/15/19 (a)	1,970,000	1,960,150
6% 5/15/22 (a)	4,540,000	4,426,500
Sable International Finance Ltd. 6.875% 8/1/22 (a)	6,100,000	6,100,000
Sprint Capital Corp.:
6.875% 11/15/28	8,020,000	5,854,600
8.75% 3/15/32	4,935,000	3,861,638
Sprint Communications, Inc. 7% 3/1/20 (a)	2,860,000	2,860,000
Sprint Corp.:
7.25% 9/15/21	6,765,000	5,166,769
7.625% 2/15/25	7,015,000	5,208,638
7.875% 9/15/23	2,370,000	1,812,552
T-Mobile U.S.A., Inc.:
6% 4/15/24	2,085,000	2,111,063
6.5% 1/15/26	2,025,000	2,103,469
6.625% 4/1/23	7,890,000	8,304,225
Telecom Italia Capital SA 6% 9/30/34	734,000	697,689
Wind Acquisition Finance SA 4.75% 7/15/20 (a)	1,880,000	1,776,600
Zayo Group LLC/Zayo Capital, Inc. 6.375% 5/15/25 (c)	1,825,000	1,784,120

TOTAL TELECOMMUNICATIONS		154,077,744

Transportation Ex Air/Rail - 0.8%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (a)	5,010,000	3,319,125
Navios Maritime Holdings, Inc.:
7.375% 1/15/22 (a)	8,710,000	3,135,600
8.125% 2/15/19	1,680,000	495,600
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 7.25% 5/1/22 (a)	1,575,000	1,015,875
Teekay Corp. 8.5% 1/15/20 (a)	1,350,000	931,500

TOTAL TRANSPORTATION EX AIR/RAIL		8,897,700

Utilities - 4.5%
Dolphin Subsidiary II, Inc. 7.25% 10/15/21	9,965,000	10,357,422
Dynegy, Inc.:
6.75% 11/1/19	2,885,000	2,870,575
7.375% 11/1/22	5,620,000	5,198,500
7.625% 11/1/24	7,460,000	6,769,950
Global Partners LP/GLP Finance Corp.:
6.25% 7/15/22	1,156,000	861,220
7% 6/15/23	2,925,000	2,179,125
NRG Energy, Inc. 6.25% 7/15/22	855,000	795,150
NSG Holdings II LLC/NSG Holdings, Inc. 7.75% 12/15/25 (a)	12,144,168	13,024,620
PPL Energy Supply LLC 6.5% 6/1/25	1,105,000	917,150
RJS Power Holdings LLC 4.625% 7/15/19 (a)	6,165,000	5,348,138
The AES Corp.:
3.6351% 6/1/19 (b)	2,485,000	2,398,025
7.375% 7/1/21	730,000	817,600
8% 6/1/20	1,009,000	1,145,215

TOTAL UTILITIES		52,682,690

TOTAL NONCONVERTIBLE BONDS
(Cost $975,284,173)		915,092,830
	Shares	Value

Common Stocks - 0.0%
Healthcare - 0.0%
HealthSouth Corp. warrants 1/17/17 (d)	1,922	3,940
Telecommunications - 0.0%
CUI Acquisition Corp. Class E, (d)	1	35,011
TOTAL COMMON STOCKS
(Cost $1,175,746)		38,951

Convertible Preferred Stocks - 0.2%
Energy - 0.2%
Southwestern Energy Co. Series B 6.25%
(Cost $2,641,725)	149,000	2,921,890
	Principal Amount	Value

Bank Loan Obligations - 8.4%
Aerospace - 0.1%
TransDigm, Inc. Tranche D, term loan 3.75% 6/4/21 (b)	1,739,025	1,712,314
Broadcasting - 0.4%
Clear Channel Communications, Inc. Tranche D, term loan 7.1829% 1/30/19 (b)	6,570,000	4,549,725
Building Materials - 0.9%
Beacon Roofing Supply, Inc. Tranche B, term loan 4% 10/1/22 (b)	3,233,750	3,227,024
GYP Holdings III Corp.:
Tranche 1LN, term loan 4.75% 4/1/21 (b)	4,196,016	3,953,444
Tranche 2LN, term loan 7.75% 4/1/22 (b)	625,000	548,438
LBM Borrower LLC Tranche B 1LN, term loan 6.25% 8/20/22 (b)	3,328,275	3,172,944

TOTAL BUILDING MATERIALS		10,901,850

Cable/Satellite TV - 0.9%
CSC Holdings LLC Tranche B, term loan 5% 10/9/22 (b)	3,435,000	3,434,450
Numericable LLC:
Tranche B 1LN, term loan 4.5% 5/8/20 (b)	1,323,630	1,312,551
Tranche B 2LN, term loan 4.5% 5/8/20 (b)	1,145,120	1,135,536
Tranche B 6LN, term loan 4.75% 2/10/23 (b)	4,255,000	4,216,450

TOTAL CABLE/SATELLITE TV		10,098,987

Containers - 0.4%
Signode Packaging Systems, Inc. Tranche B, term loan 3.75% 5/1/21 (b)	4,182,444	4,056,971
Diversified Financial Services - 0.1%
IBC Capital U.S. LLC:
Tranche 2LN, term loan 8% 9/11/22 (b)	1,575,000	1,338,750
Tranche B 1LN, term loan 4.75% 9/11/21 (b)	396,000	365,310

TOTAL DIVERSIFIED FINANCIAL SERVICES		1,704,060

Energy - 0.1%
Crestwood Holdings Partners LLC Tranche B, term loan 9% 6/19/19 (b)	2,417,847	1,176,694
Food & Drug Retail - 0.4%
Petco Holdings, Inc. Tranche B 1LN, term loan 5.75% 1/26/23 (b)	4,400,000	4,393,268
Gaming - 0.5%
Caesars Growth Properties Holdings, LLC Tranche 1LN, term loan 6.25% 5/8/21 (b)	2,728,744	2,218,824
Scientific Games Corp. Tranche B 2LN, term loan 6% 10/1/21 (b)	3,678,438	3,551,421

TOTAL GAMING		5,770,245

Healthcare - 0.6%
Valeant Pharmaceuticals International, Inc.:
Tranche A 3LN, term loan 2.89% 10/20/18 (b)	2,336,126	2,236,841
Tranche BD 2LN, term loan 5.25% 2/13/19 (b)	2,395,000	2,262,078
Vizient, Inc. Tranche B, term loan 6.25% 2/11/23 (b)	1,990,000	2,001,602

TOTAL HEALTHCARE		6,500,521

Leisure - 0.0%
24 Hour Fitness Worldwide, Inc. Tranche B, term loan 4.75% 5/30/21 (b)	319,313	305,208
Publishing/Printing - 0.3%
Springer Science+Business Media Deutschland GmbH Tranche B 9LN, term loan 4.75% 8/14/20 (b)	3,630,464	3,512,474
Services - 1.1%
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 4.75% 11/26/20 (b)	4,418,300	4,278,372
Garda World Security Corp.:
term loan 4.0038% 11/8/20 (b)	1,570,631	1,506,503
Tranche DD, term loan 4.0038% 11/8/20 (b)	595,955	571,623
Laureate Education, Inc. Tranche B, term loan 5% 6/16/18 (b)	4,824,210	4,148,821
Lineage Logistics Holdings, LLC. Tranche B, term loan 4.5% 4/7/21 (b)	2,652,019	2,221,066

TOTAL SERVICES		12,726,385

Super Retail - 0.5%
JC Penney Corp., Inc. Tranche B, term loan 6% 5/22/18 (b)	5,913,447	5,919,360
Technology - 0.9%
Blue Coat Systems, Inc. Tranche B, term loan 4.5% 5/22/22 (b)	2,718,188	2,670,619
Epicor Software Corp. Tranche B, term loan 4.75% 6/1/22 (b)	2,094,449	1,980,992
Kronos, Inc. Tranche 2LN, term loan 9.75% 4/30/20 (b)	1,914,453	1,901,683
Transfirst, Inc.:
Tranche 2LN, term loan 10.5% 11/12/22 (b)	1,045,000	1,044,352
Tranche B 1LN, term loan 6.25% 11/12/21 (b)	1,039,749	1,038,449
TTM Technologies, Inc. Tranche B 1LN, term loan 6% 5/31/21 (b)	1,921,318	1,820,449

TOTAL TECHNOLOGY		10,456,544

Telecommunications - 0.4%
GTT Communications, Inc. Tranche B, term loan 6.25% 10/22/22 (b)	1,875,300	1,867,105
LTS Buyer LLC Tranche B 1LN, term loan 4% 4/11/20 (b)	3,378,941	3,336,705

TOTAL TELECOMMUNICATIONS		5,203,810

Utilities - 0.8%
Calpine Corp. Tranche B 6LN, term loan 4% 1/1/23 (b)	2,523,675	2,507,902
Moxie Patriot LLC Tranche B, term loan 6.75% 12/19/20 (b)	5,650,000	5,070,875
Tempus Public Foundation Generation Holdings LLC Tranche B, term loan 4.75% 12/31/17 (b)	1,260,000	1,181,250

TOTAL UTILITIES		8,760,027

TOTAL BANK LOAN OBLIGATIONS
(Cost $102,125,534)		97,748,443

Preferred Securities - 7.0%
Banks & Thrifts - 6.7%
BAC Capital Trust XIV 4% (b)(e)	1,165,000	850,460
Bank of America Corp.:
6.1% (b)(e)	4,370,000	4,315,316
6.25% (b)(e)	1,550,000	1,526,108
Barclays Bank PLC 7.625% 11/21/22	15,315,000	16,887,102
Barclays PLC:
6.625% (b)(e)	6,035,000	5,434,882
8.25% (b)(e)	2,900,000	2,905,165
BNP Paribas SA 7.375% (a)(b)(e)	2,955,000	2,884,108
Citigroup, Inc.:
5.875% (b)(e)	1,460,000	1,411,890
5.95% (b)(e)	1,775,000	1,712,022
6.125% (b)(e)	4,250,000	4,360,630
6.3% (b)(e)	6,770,000	6,664,169
Credit Agricole SA:
6.625% (a)(b)(e)	12,405,000	11,677,822
8.125% (a)(b)(e)	1,755,000	1,754,240
JPMorgan Chase & Co. 6% (b)(e)	2,890,000	2,937,367
Lloyds Banking Group PLC 7.5% (b)(e)	4,110,000	4,072,677
Royal Bank of Scotland Group PLC:
7.5% (b)(e)	1,770,000	1,646,821
8% (b)(e)	4,885,000	4,659,971
Societe Generale 8% (a)(b)(e)	1,940,000	1,883,065

TOTAL BANKS & THRIFTS		77,583,815

Diversified Financial Services - 0.3%
American Express Co. 4.9% (b)(e)	4,290,000	3,859,986
TOTAL PREFERRED SECURITIES
(Cost $82,508,375)		81,443,801
	Shares	Value

Money Market Funds - 3.1%
Fidelity Cash Central Fund, 0.39% (f)
(Cost $36,128,058)	36,128,058	36,128,058
TOTAL INVESTMENT PORTFOLIO - 97.0%
(Cost $1,199,863,611)		1,133,373,973
NET OTHER ASSETS (LIABILITIES) - 3.0%		35,525,383
NET ASSETS - 100%		$1,168,899,356

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $512,508,181 or 43.8% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (d) Non-income producing

 (e) Security is perpetual in nature with no stated maturity date.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$54,041
Total	$54,041

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Energy	$2,921,890	$2,921,890	$--	$--
Health Care	3,940	3,940	--	--
Telecommunication Services	35,011	--	--	35,011
Corporate Bonds	915,092,830	--	915,092,830	--
Bank Loan Obligations	97,748,443	--	97,748,443	--
Preferred Securities	81,443,801	--	81,443,801	--
Money Market Funds	36,128,058	36,128,058	--	--
Total Investments in Securities:	$1,133,373,973	$39,053,888	$1,094,285,074	$35,011

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At March 31, 2016, the cost of investment securities for income tax purposes was $1,196,552,985. Net unrealized depreciation aggregated $63,179,012, of which $19,180,086 related to appreciated investment securities and $82,359,098 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Overseas Portfolio

March 31, 2016

VIPOVRS-QTLY-0516
1.799852.112

Investments March 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value
Australia - 1.7%
AMP Ltd.	423,882	$1,881,326
BHP Billiton Ltd.	318,002	4,109,161
Carsales.com Ltd. (a)	1,336,269	12,045,968
McMillan Shakespeare Ltd. (a)	614,761	5,885,851
Rio Tinto Ltd.	24,301	795,226

TOTAL AUSTRALIA		24,717,532

Austria - 1.0%
Wienerberger AG	744,800	14,305,934
Bailiwick of Jersey - 2.5%
Integrated Diagnostics Holdings PLC	221,000	1,082,900
Shire PLC	157,900	9,005,792
Wolseley PLC	486,947	27,548,485

TOTAL BAILIWICK OF JERSEY		37,637,177

Belgium - 0.7%
Ageas	66,760	2,648,942
KBC Groep NV	82,713	4,266,890
UCB SA	52,200	3,993,947

TOTAL BELGIUM		10,909,779

Bermuda - 0.5%
Oriental Watch Holdings Ltd.	7,028,000	860,681
Signet Jewelers Ltd.	54,300	6,734,829

TOTAL BERMUDA		7,595,510

Canada - 0.4%
Entertainment One Ltd.	3,058,388	6,663,589
Cayman Islands - 3.4%
58.com, Inc. ADR (b)	156,400	8,703,660
Alibaba Group Holding Ltd. sponsored ADR (b)	208,000	16,438,240
Autohome, Inc. ADR Class A (a)(b)	89,000	2,486,660
Bitauto Holdings Ltd. ADR (b)	42,600	1,056,054
Fu Shou Yuan International Group Ltd.	2,405,000	1,720,658
Goodbaby International Holdings Ltd. (b)	1,589,000	856,223
New Oriental Education & Technology Group, Inc. sponsored ADR	102,100	3,531,639
Tencent Holdings Ltd.	823,700	16,840,026

TOTAL CAYMAN ISLANDS		51,633,160

China - 0.2%
TravelSky Technology Ltd. (H Shares)	1,954,000	3,199,005
Denmark - 2.4%
Danske Bank A/S	150,440	4,250,042
Novo Nordisk A/S:
Series B	89,625	4,853,516
Series B sponsored ADR (a)	448,700	24,315,053
Scandinavian Tobacco Group A/S	141,150	2,267,539

TOTAL DENMARK		35,686,150

France - 9.9%
AXA SA	114,920	2,694,726
AXA SA sponsored ADR	116,600	2,728,440
BNP Paribas SA	181,503	9,134,922
Compagnie de St. Gobain	303,700	13,384,322
GameLoft SE (b)	289,581	2,464,766
Havas SA	1,780,300	14,275,836
Iliad SA	19,126	4,921,810
Ipsen SA	101,200	5,811,897
Orange SA	926,500	16,179,391
Pernod Ricard SA	86,700	9,668,281
Safran SA	52,300	3,658,808
Sanofi SA	201,643	16,211,254
Sanofi SA sponsored ADR	290,122	11,651,300
Societe Generale Series A	60,951	2,252,261
Total SA (a)	334,171	15,205,231
Ubisoft Entertainment SA (b)	165,143	5,186,488
Vivendi SA	614,600	12,880,142

TOTAL FRANCE		148,309,875

Germany - 5.2%
adidas AG	52,900	6,176,650
Allianz SE	32,185	5,227,008
Axel Springer Verlag AG	131,100	7,066,595
Bayer AG	141,478	16,578,437
CTS Eventim AG	265,368	9,428,771
Deutsche Bank AG	74,681	1,270,444
Deutsche Boerse AG	75,400	6,419,859
Deutsche Telekom AG	517,900	9,285,078
SAP AG	93,068	7,489,033
SAP AG sponsored ADR	76,400	6,144,088
Scout24 Holding GmbH (b)	61,300	2,127,475

TOTAL GERMANY		77,213,438

Hong Kong - 0.4%
Television Broadcasts Ltd.	1,688,600	6,073,200
India - 0.4%
Info Edge India Ltd.	415,996	4,815,144
Just Dial Ltd.	65,509	757,771

TOTAL INDIA		5,572,915

Ireland - 0.6%
Paddy Power PLC (Ireland)	62,280	8,688,467
Presbia PLC (b)	33,000	144,540

TOTAL IRELAND		8,833,007

Isle of Man - 0.9%
Playtech Ltd.	1,095,050	13,628,014
Italy - 2.3%
DiaSorin S.p.A.	101,200	5,844,141
Eni SpA	169,000	2,552,356
Eni SpA sponsored ADR	67,900	2,051,938
Intesa Sanpaolo SpA	5,285,800	14,615,321
Mediaset SpA	2,351,000	9,700,286

TOTAL ITALY		34,764,042

Japan - 20.2%
Arc Land Sakamoto Co. Ltd.	339,500	3,595,753
Arcland Service Co. Ltd.	456,100	12,927,798
Astellas Pharma, Inc.	1,698,300	22,569,573
COLOPL, Inc.	384,400	8,207,501
Daiwa Securities Group, Inc.	490,000	3,014,145
Dentsu, Inc.	337,200	16,928,162
East Japan Railway Co.	43,300	3,735,037
Fuji Media Holdings, Inc.	161,900	1,778,030
Fukuda Denshi Co. Ltd.	38,600	2,023,546
Hitachi Ltd.	1,572,000	7,367,728
Honda Motor Co. Ltd.	180,500	4,935,068
Hoya Corp.	285,700	10,867,490
Infomart Corp. (a)	105,400	947,752
Japan Tobacco, Inc.	319,800	13,326,776
Kakaku.com, Inc.	90,200	1,675,046
Keyence Corp.	12,720	6,938,387
Misumi Group, Inc.	1,102,000	15,774,330
Mitsubishi UFJ Financial Group, Inc.	1,778,900	8,242,893
MS&AD Insurance Group Holdings, Inc.	127,100	3,541,566
Nakanishi, Inc.	42,600	1,353,192
NEXT Co. Ltd. (a)	2,252,100	27,634,725
Nomura Holdings, Inc.	505,000	2,256,560
Olympus Corp.	242,400	9,422,898
ORIX Corp.	1,140,600	16,271,121
Rakuten, Inc.	1,717,900	16,569,199
Recruit Holdings Co. Ltd.	409,600	12,501,453
San-A Co. Ltd.	139,900	6,613,070
SoftBank Corp.	184,900	8,843,776
Sony Corp.	30,500	784,190
Sony Corp. sponsored ADR	149,800	3,852,856
Sumitomo Mitsui Financial Group, Inc.	181,600	5,512,954
Sundrug Co. Ltd.	24,300	1,817,993
Tokio Marine Holdings, Inc.	136,600	4,612,200
Welcia Holdings Co. Ltd. (a)	383,200	22,063,495
Zojirushi Thermos (a)	819,200	13,043,728

TOTAL JAPAN		301,549,991

Korea (South) - 0.6%
LG Household & Health Care Ltd.	3,868	3,191,809
Medy-Tox, Inc.	8,795	3,390,668
NAVER Corp.	5,630	3,131,601

TOTAL KOREA (SOUTH)		9,714,078

Malta - 0.7%
Kambi Group PLC (b)	453,700	7,614,526
Unibet Group PLC unit	284,400	3,228,215

TOTAL MALTA		10,842,741

Mauritius - 0.2%
MakeMyTrip Ltd. (a)(b)	129,300	2,339,037
Netherlands - 1.0%
AEGON NV	259,400	1,425,608
Arcadis NV	241,100	4,496,559
ASML Holding NV	31,411	3,153,350
ING Groep NV (Certificaten Van Aandelen)	525,384	6,287,178

TOTAL NETHERLANDS		15,362,695

New Zealand - 1.4%
EBOS Group Ltd.	225,407	2,679,783
Ryman Healthcare Group Ltd.	561,021	3,237,944
Trade Maine Group Ltd.	4,721,409	14,391,761

TOTAL NEW ZEALAND		20,309,488

Norway - 1.4%
Schibsted ASA:
(A Shares)	187,700	5,487,163
(B Shares) (b)	187,700	5,196,813
Statoil ASA	58,900	919,921
Statoil ASA sponsored ADR (a)	599,700	9,331,332

TOTAL NORWAY		20,935,229

Philippines - 0.1%
Melco Crown Philippines Resort (b)	21,149,500	1,164,869
South Africa - 1.4%
Naspers Ltd. Class N	155,100	21,651,755
Spain - 1.6%
Atresmedia Corporacion de Medios de Comunicacion SA	695,100	7,616,890
Banco Bilbao Vizcaya Argentaria SA	255,832	1,689,327
Banco Santander SA (Spain)	497,504	2,184,979
Mediaset Espana Comunicacion SA	638,915	7,346,551
Melia Hotels International SA (a)	498,600	5,866,471

TOTAL SPAIN		24,704,218

Sweden - 1.8%
Getinge AB (B Shares) (a)	238,200	5,489,757
Nordea Bank AB	739,400	7,104,142
Svenska Cellulosa AB (SCA) (B Shares)	382,100	11,940,846
Swedbank AB (A Shares)	102,432	2,199,882

TOTAL SWEDEN		26,734,627

Switzerland - 5.3%
Credit Suisse Group AG	268,937	3,797,916
Julius Baer Group Ltd.	55,980	2,399,132
Nestle SA	486,746	36,321,354
Roche Holding AG (participation certificate)	29,842	7,327,413
Syngenta AG (Switzerland)	48,261	20,013,683
UBS Group AG	591,162	9,523,269

TOTAL SWITZERLAND		79,382,767

United Kingdom - 19.1%
AstraZeneca PLC (United Kingdom)	209,158	11,677,675
Barclays PLC	2,897,042	6,218,792
BHP Billiton PLC	339,952	3,806,910
BP PLC	1,531,593	7,663,118
Brammer PLC (a)	174,700	437,216
Dechra Pharmaceuticals PLC	159,300	2,759,263
Diageo PLC	550,956	14,856,012
Dunelm Group PLC	182,800	2,398,362
Essentra PLC	417,521	4,962,224
Foxtons Group PLC	1,321,579	3,089,187
GlaxoSmithKline PLC	301,500	6,103,343
Howden Joinery Group PLC	3,662,800	25,151,390
HSBC Holdings PLC:
(United Kingdom)	1,550,020	9,639,521
sponsored ADR	252,732	7,865,020
ITV PLC	4,542,700	15,736,980
Johnson Matthey PLC	84,053	3,312,588
JUST EAT Ltd. (b)	600,162	3,252,261
LivaNova PLC (b)	46,326	2,499,519
Lloyds Banking Group PLC	15,202,844	14,807,556
M&C Saatchi PLC	721,800	3,462,529
Micro Focus International PLC	47,300	1,066,574
Moneysupermarket.com Group PLC	1,285,300	5,864,780
Prudential PLC	147,558	2,745,829
Rightmove PLC	272,300	16,468,837
Rio Tinto PLC	53,415	1,497,259
Rolls-Royce Group PLC	477,608	4,667,814
Royal Bank of Scotland Group PLC (b)	255,480	814,651
Royal Dutch Shell PLC:
Class A (United Kingdom)	559,388	13,506,971
Class B (United Kingdom)	351,684	8,558,153
SABMiller PLC	205,100	12,537,107
Shawbrook Group PLC	1,328,700	5,732,669
Softcat PLC	221,900	995,950
SThree PLC	322,600	1,453,711
SuperGroup PLC	327,900	6,687,438
Ted Baker PLC	95,800	3,746,651
Virgin Money Holdings Uk PLC	1,594,700	8,449,241
Vodafone Group PLC	6,992,200	22,218,819
William Hill PLC	901,144	4,216,174
Zoopla Property Group PLC (a)	3,988,900	14,322,644

TOTAL UNITED KINGDOM		285,250,738

United States of America - 10.8%
Alphabet, Inc.:
Class A	16,100	12,282,690
Class C	13,236	9,860,158
BlackRock, Inc. Class A	27,900	9,501,903
Boston Beer Co., Inc. Class A (b)	20,900	3,867,963
Dave & Buster's Entertainment, Inc. (b)	61,125	2,370,428
Dunkin' Brands Group, Inc.	83,500	3,938,695
eBay, Inc. (b)	158,600	3,784,196
Facebook, Inc. Class A (b)	139,400	15,905,540
Molson Coors Brewing Co. Class B	33,000	3,173,940
Monsanto Co.	57,603	5,054,087
Monster Beverage Corp.	43,500	5,802,030
PayPal Holdings, Inc. (b)	242,400	9,356,640
Priceline Group, Inc. (b)	15,060	19,411,738
Sprouts Farmers Market LLC (b)	556,200	16,152,048
Tiffany & Co., Inc.	107,800	7,910,364
TripAdvisor, Inc. (b)	40,700	2,706,550
Visa, Inc. Class A	256,500	19,617,120
World Wrestling Entertainment, Inc. Class A (a)	317,800	5,612,348
Zillow Group, Inc.:
Class A (a)(b)	82,100	2,097,655
Class C (a)(b)	115,800	2,747,934

TOTAL UNITED STATES OF AMERICA		161,154,027

TOTAL COMMON STOCKS
(Cost $1,340,345,554)		1,467,838,587

Nonconvertible Preferred Stocks - 1.1%
Germany - 1.1%
Sartorius AG (non-vtg.)	39,500	10,065,892
Volkswagen AG	44,500	5,663,698

TOTAL NONCONVERTIBLE PREFERRED STOCKS

(Cost $9,868,383)		15,729,590

Money Market Funds - 5.3%
Fidelity Cash Central Fund, 0.39% (c)	19,295,756	19,295,756
Fidelity Securities Lending Cash Central Fund, 0.42% (c)(d)	60,695,005	60,695,005
TOTAL MONEY MARKET FUNDS
(Cost $79,990,761)		79,990,761
TOTAL INVESTMENT PORTFOLIO - 104.5%
(Cost $1,430,204,698)		1,563,558,938
NET OTHER ASSETS (LIABILITIES) - (4.5)%		(67,914,046)
NET ASSETS - 100%		$1,495,644,892

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$27,692
Fidelity Securities Lending Cash Central Fund	345,679
Total	$373,371

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$387,624,471	$358,632,247	$28,992,224	$--
Consumer Staples	161,332,724	110,155,358	51,177,366	--
Energy	59,789,020	11,383,270	48,405,750	--
Financials	208,584,961	117,652,461	90,932,500	--
Health Care	200,960,733	106,633,730	94,327,003	--
Industrials	107,849,520	99,446,669	8,402,851	--
Information Technology	252,426,736	220,729,949	31,696,787	--
Materials	43,551,138	14,124,125	29,427,013	--
Telecommunication Services	61,448,874	4,921,810	56,527,064	--
Money Market Funds	79,990,761	79,990,761	--	--
Total Investments in Securities:	$1,563,558,938	$1,123,670,380	$439,888,558	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended March 31, 2016. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$15,940,778
Level 2 to Level 1	$465,428,613

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At March 31, 2016, the cost of investment securities for income tax purposes was $1,445,221,316. Net unrealized appreciation aggregated $118,337,622, of which $286,618,098 related to appreciated investment securities and $168,280,476 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Value Portfolio

March 31, 2016

VIPVAL-QTLY-0516
1.799871.112

Investments March 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
CONSUMER DISCRETIONARY - 5.4%
Auto Components - 1.0%
Delphi Automotive PLC	22,600	$1,695,452
Tenneco, Inc. (a)	29,500	1,519,545
		3,214,997
Diversified Consumer Services - 1.8%
H&R Block, Inc.	91,500	2,417,430
Houghton Mifflin Harcourt Co. (a)	162,800	3,246,232
		5,663,662
Hotels, Restaurants & Leisure - 1.1%
Extended Stay America, Inc. unit	103,600	1,688,680
Wyndham Worldwide Corp.	21,900	1,673,817
		3,362,497
Media - 1.5%
Charter Communications, Inc. Class A (a)(b)	8,400	1,700,412
Twenty-First Century Fox, Inc. Class A	101,900	2,840,972
		4,541,384

TOTAL CONSUMER DISCRETIONARY		16,782,540

CONSUMER STAPLES - 7.0%
Food & Staples Retailing - 1.4%
Safeway, Inc.:
rights (a)	4,600	0
rights (a)	4,600	828
Walgreens Boots Alliance, Inc.	51,500	4,338,360
		4,339,188
Food Products - 1.2%
Darling International, Inc. (a)	273,500	3,601,995
Household Products - 2.6%
Procter & Gamble Co.	98,300	8,091,073
Tobacco - 1.8%
Imperial Tobacco Group PLC	97,961	5,435,105

TOTAL CONSUMER STAPLES		21,467,361

ENERGY - 12.4%
Energy Equipment & Services - 2.9%
Baker Hughes, Inc.	64,000	2,805,120
Dril-Quip, Inc. (a)	60,800	3,682,048
SBM Offshore NV	191,900	2,441,298
		8,928,466
Oil, Gas & Consumable Fuels - 9.5%
Apache Corp.	67,400	3,289,794
Chevron Corp.	94,092	8,976,377
Cimarex Energy Co.	34,300	3,336,361
Imperial Oil Ltd. (b)	115,200	3,848,722
Kinder Morgan, Inc.	46,000	821,560
Lundin Petroleum AB (a)	282,600	4,786,438
Suncor Energy, Inc.	110,900	3,088,549
Whiting Petroleum Corp. (a)(b)	153,100	1,221,738
		29,369,539

TOTAL ENERGY		38,298,005

FINANCIALS - 32.2%
Banks - 8.0%
Barclays PLC sponsored ADR	238,990	2,060,094
Citigroup, Inc.	157,447	6,573,412
JPMorgan Chase & Co.	181,416	10,743,457
U.S. Bancorp	132,247	5,367,906
		24,744,869
Capital Markets - 3.4%
Ares Capital Corp. (b)	132,691	1,969,134
BlackRock, Inc. Class A	10,668	3,633,201
E*TRADE Financial Corp. (a)	55,721	1,364,607
KKR & Co. LP	95,600	1,404,364
The Blackstone Group LP	75,300	2,112,165
		10,483,471
Consumer Finance - 3.8%
Capital One Financial Corp.	59,500	4,123,945
Discover Financial Services	98,800	5,030,896
OneMain Holdings, Inc. (a)	68,600	1,881,698
Synchrony Financial (a)	27,100	776,686
		11,813,225
Diversified Financial Services - 3.3%
Berkshire Hathaway, Inc. Class B (a)	70,600	10,016,728
Insurance - 7.6%
Allstate Corp.	56,500	3,806,405
Brown & Brown, Inc.	89,900	3,218,420
Chubb Ltd.	50,100	5,969,415
First American Financial Corp.	66,100	2,519,071
Prudential PLC	91,676	1,705,950
The Travelers Companies, Inc.	54,200	6,325,682
		23,544,943
Real Estate Investment Trusts - 5.4%
American Tower Corp.	24,900	2,549,013
Equity Lifestyle Properties, Inc.	51,200	3,723,776
Extra Space Storage, Inc.	35,400	3,308,484
Outfront Media, Inc.	199,900	4,217,890
Sun Communities, Inc.	40,100	2,871,561
		16,670,724
Real Estate Management & Development - 0.7%
Realogy Holdings Corp. (a)	62,600	2,260,486

TOTAL FINANCIALS		99,534,446

HEALTH CARE - 10.6%
Biotechnology - 1.5%
AbbVie, Inc.	39,100	2,233,392
United Therapeutics Corp. (a)	22,200	2,473,746
		4,707,138
Health Care Equipment & Supplies - 2.0%
Medtronic PLC	55,200	4,140,000
Zimmer Biomet Holdings, Inc.	18,200	1,940,666
		6,080,666
Health Care Providers & Services - 1.2%
Laboratory Corp. of America Holdings (a)	19,600	2,295,748
McKesson Corp.	9,100	1,430,975
		3,726,723
Pharmaceuticals - 5.9%
Allergan PLC (a)	17,400	4,663,722
GlaxoSmithKline PLC sponsored ADR	39,400	1,597,670
Jazz Pharmaceuticals PLC (a)	31,900	4,164,545
Novartis AG sponsored ADR	41,100	2,977,284
Sanofi SA sponsored ADR	40,800	1,638,528
Teva Pharmaceutical Industries Ltd. sponsored ADR	58,800	3,146,388
		18,188,137

TOTAL HEALTH CARE		32,702,664

INDUSTRIALS - 10.6%
Aerospace & Defense - 2.7%
Curtiss-Wright Corp.	44,000	3,329,480
Esterline Technologies Corp. (a)	18,500	1,185,295
Orbital ATK, Inc.	24,200	2,103,948
Rolls-Royce Group PLC	163,000	1,593,051
		8,211,774
Air Freight & Logistics - 1.0%
FedEx Corp.	19,100	3,107,952
Construction & Engineering - 2.1%
AECOM (a)	142,685	4,393,271
Jacobs Engineering Group, Inc. (a)	48,400	2,107,820
		6,501,091
Electrical Equipment - 2.4%
Eaton Corp. PLC	74,400	4,654,464
Regal Beloit Corp.	43,300	2,731,797
		7,386,261
Machinery - 0.8%
Deere & Co.	33,400	2,571,466
Road & Rail - 0.8%
Hertz Global Holdings, Inc. (a)	145,300	1,530,009
Swift Transporation Co. (a)	52,900	985,527
		2,515,536
Trading Companies & Distributors - 0.8%
AerCap Holdings NV (a)	64,700	2,507,772

TOTAL INDUSTRIALS		32,801,852

INFORMATION TECHNOLOGY - 8.9%
Communications Equipment - 1.6%
CommScope Holding Co., Inc. (a)	87,000	2,429,040
Harris Corp.	32,100	2,499,306
		4,928,346
Electronic Equipment & Components - 1.2%
Flextronics International Ltd. (a)	124,800	1,505,088
TE Connectivity Ltd.	36,000	2,229,120
		3,734,208
IT Services - 1.2%
Computer Sciences Corp.	107,100	3,683,169
Semiconductors & Semiconductor Equipment - 2.5%
Maxim Integrated Products, Inc.	71,700	2,637,126
Qualcomm, Inc.	98,700	5,047,518
		7,684,644
Technology Hardware, Storage & Peripherals - 2.4%
EMC Corp.	66,700	1,777,555
NCR Corp. (a)	102,100	3,055,853
SanDisk Corp.	32,600	2,480,208
		7,313,616

TOTAL INFORMATION TECHNOLOGY		27,343,983

MATERIALS - 6.6%
Chemicals - 4.7%
Albemarle Corp. U.S.	45,700	2,921,601
CF Industries Holdings, Inc.	80,500	2,522,870
Eastman Chemical Co.	55,800	4,030,434
Methanex Corp. (b)	60,600	1,947,599
The Dow Chemical Co.	60,300	3,066,858
		14,489,362
Containers & Packaging - 0.8%
Ball Corp.	35,000	2,495,150
Metals & Mining - 1.1%
Compass Minerals International, Inc. (b)	49,600	3,514,656

TOTAL MATERIALS		20,499,168

TELECOMMUNICATION SERVICES - 0.7%
Wireless Telecommunication Services - 0.7%
Vodafone Group PLC sponsored ADR	71,400	2,288,370
UTILITIES - 5.3%
Electric Utilities - 3.8%
Edison International	66,907	4,809,944
Exelon Corp.	118,400	4,245,824
NextEra Energy, Inc.	22,400	2,650,816
		11,706,584
Multi-Utilities - 1.5%
Sempra Energy	45,500	4,734,275

TOTAL UTILITIES		16,440,859

TOTAL COMMON STOCKS
(Cost $303,017,681)		308,159,248

Money Market Funds - 4.2%
Fidelity Cash Central Fund, 0.39% (c)	5,475,886	5,475,886
Fidelity Securities Lending Cash Central Fund, 0.42% (c)(d)	7,436,105	7,436,105
TOTAL MONEY MARKET FUNDS
(Cost $12,911,991)		12,911,991
TOTAL INVESTMENT PORTFOLIO - 103.9%
(Cost $315,929,672)		321,071,239
NET OTHER ASSETS (LIABILITIES) - (3.9)%		(12,188,553)
NET ASSETS - 100%		$308,882,686

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,227
Fidelity Securities Lending Cash Central Fund	12,347
Total	$13,574

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$16,782,540	$16,782,540	$--	$--
Consumer Staples	21,467,361	21,466,533	--	828
Energy	38,298,005	38,298,005	--	--
Financials	99,534,446	97,828,496	1,705,950	--
Health Care	32,702,664	32,702,664	--	--
Industrials	32,801,852	31,208,801	1,593,051	--
Information Technology	27,343,983	27,343,983	--	--
Materials	20,499,168	20,499,168	--	--
Telecommunication Services	2,288,370	2,288,370	--	--
Utilities	16,440,859	16,440,859	--	--
Money Market Funds	12,911,991	12,911,991	--	--
Total Investments in Securities:	$321,071,239	$317,771,410	$3,299,001	$828

The following is a summary of transfers between Level 1 and Level 2 for the period ended March 31, 2016. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$0
Level 2 to Level 1	$4,077,743

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At March 31, 2016, the cost of investment securities for income tax purposes was $316,159,884. Net unrealized appreciation aggregated $4,911,355, of which $29,467,201 related to appreciated investment securities and $24,555,846 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Variable Insurance Products Fund’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	May 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	May 27, 2016

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	May 27, 2016